As filed with the Securities and Exchange Commission on September 8, 2004.

                                          1933 Act Registration No. 33-87244
                                          1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.                              [ ]
                  Post-Effective Amendment No.       38                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.     39                                     [X]


                                JNL SERIES TRUST
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                    1 Corporate Way, Lansing, Michigan 48951
 -------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (517) 381-5500
--------------------------------------------------------------------------------
Susan S. Rhee, Esq.                         with a copy to:
JNL Series Trust                            Christopher S. Petito, Esq.
Associate General Counsel                   Jorden Burt
1 Corporate Way                             1025 Thomas Jefferson Street, N.W.
Lansing, Michigan  48951                    Washington, D.C. 20007

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

______   immediately upon filing pursuant to paragraph (b)

__X___   on October 4, 2004 pursuant to paragraph  (b)

______   60 days after filing pursuant to paragraph (a)(1)

______   on May 3, 2004 pursuant to paragraph (a)(1)

______   75 days after filing pursuant to paragraph (a)(2)

______   on (date) pursuant to paragraph (a)(2) of Rule 485.

______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                JNL SERIES TRUST
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A


                                                Caption in Prospectus or
                                                Statement of Additional
                                                Information relating to
N-1A Item                                       each Item
-------------------------                       --------------------------------

Part A. Information Required in a Prospectus    Prospectus

1.   Front and Back Cover Pages                 Front and Back Cover Pages

2.   Risk/Return Summary: Investments, Risks,   About the Funds of the Trust
     and Performance

3.   Risk/Return Summary: Fee Table             Not Applicable

4.   Investment Strategies, and Related Risks   About the Funds of the Trust

5.   Management's Discussion of Fund            Not Applicable
     Performance

6.   Management,  Organization  and Capital     Management of the Trust;
     Structure                                  About the Funds of the Trust

7.   Shareholder  Information                   Investment of Trust Shares;
                                                Share Redemption; Tax Status

8.   Distribution Arrangements                  The Distributor; Brokerage
                                                Enhancement Plan

9.   Financial Highlights Information           Financial Highlights


Information Required in a Statement             Statement of
Part B.  of Additional Information              Additional Information
-------------------------------------------------------------------------------

10.  Cover Page and Table Of Contents           Cover Page and Table of Contents

11.  Fund History                               General Information and History

12.  Description  of the Fund and Its           Common  Types of Investments
     Investments  and  Risks                    and  Management  Practices;
                                                Additional Risk Considerations;
                                                Investment Restrictions
                                                Applicable to All Funds

13.  Management of the Fund                     Trustees and Officers of the
                                                Trust

14.  Control Persons and Principal Holders      Trustees  and  Officers  of  the
                                                Securities Trust

15.  Investment Advisory and Other Services     Investment  Advisory  and Other
                                                Services

16.  Brokerage Allocation and Other Practices   Fund Transactions and Brokerage

17.  Capital Stock and Other Securities         Purchases, Redemptions and
                                                Pricing of Shares; Additional
                                                Information

18.  Purchase, Redemption and Pricing of        Purchases, Redemptions and
     Shares                                     Pricing of Shares

19.  Taxation of the Fund                       Tax Status

20.  Underwriters                               The Distributor; Brokerage
                                                Enhancement Plan

21.  Calculation of Performance                 Data Performance

22.  Financial Statements                       Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N1-A (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement (i) the replacement of PPM America, Inc. as a sub-adviser with Wellington Management Company, LLP and Salomon Brothers Asset Management, Inc for those funds previously sub-advised by PPM America, Inc, (ii) the merger of certain funds sub-advised by Standard & Poor's Investment Advisory Services, Inc., and (iii) the addition of two funds to be sub-advised by Standard & Poor's Investment Advisory Services, Inc. to the Prospectus dated May 1, 2004 for the JNL Series Trust and to the Statement of Additional Information dated May 1, 2004 both of which were filed with the Commission on April 29, 2004, as part of
Post-Effective Amendment No. 36 to the Registration Statement and to file exhibits to the Registration Statement. This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

               SUPPLEMENT DATED OCTOBER 4, 2004 TO THE PROSPECTUS
               DATED MAY 1, 2004, AS SUPPLEMENTED OCTOBER 4, 2004

                               JNL(R) SERIES TRUST

The following changes apply to the prospectus listed above:

The following Funds should be deleted from the list of Funds on the cover page and deleted from the entire prospectus:

JNL/PPM America Balanced Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Money Market Fund
JNL/PPM America Value Fund
JNL/Salomon Brothers Balanced Fund
JNL/S&P Aggressive Growth Fund I
JNL/S&P Conservative Growth Fund I
JNL/S&P Equity Aggressive Growth Fund I
JNL/S&P Equity Growth Fund I
JNL/S&P Moderate Growth Fund I
JNL/S&P Very Aggressive Growth Fund I
JNL/S&P Core Index 50 Fund
JNL/S&P Core Index 75 Fund
JNL/S&P Core Index 100 Fund

The following Funds should be added to the list of Funds on the cover page:

JNL/Salomon Brothers High Yield Bond Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund

JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund


The following Fund should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST":

JNL/AIM LARGE CAP GROWTH FUND

Following the chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003", delete the paragraphs in their entirety and replace them with the following:

The Russell 1000 Growth Index is a style specific index.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. * The Fund began operations on October 29, 2001. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


JNL/AIM SMALL CAP GROWTH FUND


The chart entitled " AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003" should be deleted in its entirety and replaced with the following:


------------------------------------------------------------------------ --------------------- --------------------

                                                                              1 year            Life of Fund*
------------------------------------------------------------------------ --------------------- --------------------
JNL/AIM Small Cap Growth Fund (Class A)                                      38.43%                7.36%
S&P 500 Index                                                                28.68%                3.17%
Russell 2000 Growth Index                                                    47.56%                7.48%

------------------------------------------------------------------------ --------------------- --------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Russell 2000 Growth Index is a style specific index.

* The Fund began operations on October 29, 2001. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


JNL/ALGER GROWTH FUND

Following the chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003", delete the paragraphs in their entirety and replace them with the following:


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on October 16, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


JNL/ALLIANCE CAPITAL GROWTH FUND

Following the chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003", delete the paragraphs in their entirety and replace them with the following:


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


JNL/EAGLE CORE EQUITY FUND

Following the chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003", delete the paragraphs in their entirety and replace them with the following:


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on September 16, 1996. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

JNL/EAGLE SMALLCAP EQUITY FUND

The chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003," should be deleted and replaced in its entirety with the following:

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003


 ---------------------------------------------------- ----------------------- ------------------ -------------------

                                                              1 year               5 year          Life of Fund*
 ---------------------------------------------------- ----------------------- ------------------ -------------------
 JNL/Eagle SmallCap Equity Fund (Class A)                    39.97%                  4.42%              8.80%
 Russell 2000 Index                                          47.29%                  7.19%              8.20%
 Russell 2000 Growth Index                                   47.56%                  6.02%              6.45%

 ---------------------------------------------------- ----------------------- ------------------ -------------------


The Russell 2000 Index is a broad-based, unmanaged index. The Russell 2000 Growth Index is a style specific index.
* The Fund began operations on September 16, 1996. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

JNL/FMR BALANCED FUND

The chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003," should be deleted and replaced in its entirety with the following:

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003


-------------------------------------------------------------------- ----------------------- ----------------------

                                                                             1 year              Life of Fund*
-------------------------------------------------------------------- ----------------------- ----------------------
JNL/FMR Balanced Fund (Class A)                                              13.73%                  -0.15%
S&P 500 Index                                                                28.68%                  -5.88%
Lehman Brothers Gov't/Corp. Bond Index                                       3.65%                   9.25%
Balanced Hybrid Composite**                                                  19.02%                  3.45%

-------------------------------------------------------------------- ----------------------- ----------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Gov't/Corp. Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.
* The Fund began operations on May 1, 2000. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

**In the future, the Fund's performance will be compared to the Balanced Hybrid Composite rather than Lehman Brothers Gov't/Corp. Bond Index because of the change in investment objective and principal investment strategies. The Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: the Russell 3000(R) Index, the Russell 3000 Value Index, and the Lehman Brothers(R) US Treasury Index. The index weightings of the composite index are: Russell 3000, 30%; Russell 3000 Value, 30%; and Lehman Brothers US Treasury Index, 40%.


JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Following the chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003", delete the paragraphs in their entirety and replace them with the following:

The Russell 2000 Index is a broad-based, unmanaged index.

* The Fund began operations on January 15, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Following the chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003", delete the paragraphs in their entirety and replace them with the following:


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 16, 1999. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


JNL/OPPENHEIMER GROWTH FUND

Following the chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003", delete the paragraphs in their entirety and replace them with the following:


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 1, 2001. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


JNL/PUTNAM EQUITY FUND

Following the chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003", delete the paragraphs in their entirety and replace them with the following:


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


JNL/PUTNAM VALUE EQUITY FUND

Following the chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003", delete the paragraphs in their entirety and replace them with the following:


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by PPM America, Inc. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


The section entitled "JNL/SALOMON BROTHERS HIGH YIELD BOND FUND" should be deleted in its entirety and replaced with the following for Advisors, NY Advisors and Advantage:

The section entitled "JNL/SALOMON BROTHERS HIGH YIELD BOND FUND" should be added for the following Perspective, Perspective II, Fifth Third, Perspective Focus, Perspective Investor, NY Perspective (Bonus), NY Perspective II and NY Perspective Focus:

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Salomon Brothers High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The JNL/Salomon Brothers High Yield Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as "junk bonds" and related investments. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum. In light of the risks associated with such securities, the sub-adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The sub-adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the sub-adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund's ability to achieve its investment objectives may be more dependent on the sub-adviser's credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund's secondary objective of capital appreciation, the sub-adviser looks for those companies that the sub-adviser believes have the highest potential for improving credit fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

          To the extent the Fund invests in the equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.


     o EMERGING MARKET RISK. Many emerging market countries in which the Fund invests have markets that are less liquid and more volatile than markets in the U.S. and other developed countries. There is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective October 4, 2004, the Fund was combined with JNL/PPM America High Yield Bond Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL/PPM America High Yield Bond Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-1.76%  -4.67%  5.33%   5.76%   25.79%
                                [OBJECT OMITTED]
1999    2000    2001    2002    2003

In the period shown in the chart, the Fund's highest quarterly return was 8.83% (2nd quarter of 2003) and its lowest quarterly return was -3.60% (3rd quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------- ----------------- ------------------ ------------------
                                                                   1 year            5 year          Life of Fund*
------------------------------------------------------------- ----------------- ------------------ ------------------
JNL/Salomon Brothers High Yield Bond Fund (Class A)                 25.79%            5.58%               5.00%
Salomon Brothers High Yield Index                                   30.62%            5.41%               4.73%
------------------------------------------------------------- ----------------- ------------------ ------------------

The Salomon Brothers High Yield Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------- ---------------- ------------------
                                                                                      CLASS A           CLASS B
--------------------------------------------------------------------------------- ---------------- ------------------
--------------------------------------------------------------------------------- ---------------- ------------------
Management/Administrative Fee*                                                          0.60%            0.60%
--------------------------------------------------------------------------------- ---------------- ------------------
--------------------------------------------------------------------------------- ---------------- ------------------
Estimated Distribution (12b-1) Expense**                                                0.00%            0.00%
--------------------------------------------------------------------------------- ---------------- ------------------
--------------------------------------------------------------------------------- ---------------- ------------------
12b-1 Service Fee*                                                                      0.20%            0.00%
--------------------------------------------------------------------------------- ---------------- ------------------
--------------------------------------------------------------------------------- ---------------- ------------------
Other Expenses                                                                          0.00%            0.00%
--------------------------------------------------------------------------------- ---------------- ------------------
--------------------------------------------------------------------------------- ---------------- ------------------
Total Fund Annual Operating Expenses                                                    0.80%            0.60%
--------------------------------------------------------------------------------- ---------------- ------------------

Effective October 4, 2004, the JNL/Salomon Brothers High Yield Bond Fund fees were changed to reflect the fees of the JNL/PPM High Yield Bond Fund.

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------- ------------------------ -----------------------
EXPENSE EXAMPLE                                                              CLASS A                 CLASS B
-------------------------------------------------------------------- ------------------------ -----------------------
-------------------------------------------------------------------- ------------------------ -----------------------
1 Year                                                                         $82                     $61
-------------------------------------------------------------------- ------------------------ -----------------------
-------------------------------------------------------------------- ------------------------ -----------------------
3 Years                                                                       $255                    $192
-------------------------------------------------------------------- ------------------------ -----------------------
-------------------------------------------------------------------- ------------------------ -----------------------
5 Years                                                                       $444                    $335
-------------------------------------------------------------------- ------------------------ -----------------------
-------------------------------------------------------------------- ------------------------ -----------------------
10 Years                                                                      $990                    $750
-------------------------------------------------------------------- ------------------------ -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. FOREIGN SECURITIES. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

ZERO-COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations. In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

LOANS. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments. The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

EQUITY SECURITIES. The Fund may also invest up to 10% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

PORTFOLIO MATURITY. The sub-adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest. The sub-adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 5 to 10 years. However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.


DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, and invest in indexed securities for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the markets for high-yield fixed-income securities that make the Fund's investment strategy inconsistent with the best interests of the Fund's shareholders, the Fund may invest its assets without limit in high-quality, short-term money market instruments. Doing so may reduce the potential for high current income or appreciation of the Fund's portfolio. During any period in which the Fund employs a temporary defensive strategy, it will not be pursuing and will not achieve its investment objective.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers High Yield Bond Fund is Salomon Brothers Asset Management Inc (SaBAM). SaBAM was established in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SaBAM provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world and serves as sub-adviser to various investment companies. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM's principal address is 399 Park Avenue, New York, New York 10022.

Peter J. Wilby is primarily responsible for the day-to-day management of the Fund. Mr. Wilby has had primary responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Wilby, who joined SaBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SaBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities.

The section entitled "JNL/PPM AMERICA BALANCED FUND" should be deleted in its entirety and replaced with the following:

JNL/SELECT BALANCED FUND (formerly JNL/PPM America Balanced Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund's holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities. Changes between the two asset classes will be made gradually based on the managers' long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the sub-adviser employs a "bottom-up" stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks. The Fund typically focuses on dividend-paying companies.


With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities, including obligations of the U.S. government and its agencies, corporate bonds, asset-backed securities, and mortgage-backed securities.


Generally the Fund will sell any fixed income securities downgraded below investment grade within 91 days of the downgrade.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of October 4, 2004, Wellington Management Company, LLP replaced PPM America, Inc. as the sub-adviser to this Fund. Returns shown reflect the results achieved by the prior sub-adviser.

In addition, effective October 4, 2004, the Fund was combined with JNL/Salomon Brothers Balanced Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL/Salomon Brothers Balanced Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
10.81%  18.43%  10.06%  -0.11%  8.25%   10.57%  -1.93%  21.57%
                                [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 12.67% (2nd quarter of 2003) and its lowest quarterly return was -11.16% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------- ------------------ -------------------- --------------------
                                                             1 year              5 year            Life of Fund*
------------------------------------------------------- ------------------ -------------------- --------------------
JNL/Select Balanced Fund (Class A)                            21.57%              7.34%              10.54%
S&P 500 Index                                                 28.68%             -0.57%              10.81%
Lehman Brothers Aggregate Bond Index                           4.10%              6.62%               7.17%
------------------------------------------------------- ------------------ -------------------- --------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers
Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc. Prior to October 4, 2004, the Fund was managed by PPM America, Inc. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------
Management/Administrative Fee*                                                     0.59%                 0.59%
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------
Estimated Distribution (12b-1) Expense**                                           0.01%                 0.01%
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------
12b-1 Service Fee*                                                                 0.20%                 0.00%
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------
Other Expenses                                                                     0.00%                 0.00%
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------
Total Fund Annual Operating Expenses                                               0.80%                 0.60%
-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------
1 Year                                                                  $82                       $61
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------
3 Years                                                                $255                      $192
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------
5 Years                                                                $444                      $335
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------
10 Years                                                               $990                      $750
------------------------------------------------------------ ------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

DERIVATIVES. The Fund may use derivative instruments, such as options and financial futures contracts, for hedging purposes. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices. Investing in derivative instruments, such as swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in cash equivalents, such as U.S. government securities and high-grade commercial paper. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets.


Edward P. Bousa, CFA, is primarily responsible for the day-to-day management of the equity securities in the Fund. Mr. Bousa is a Vice President of Wellington Management and has been an investment professional with the firm since 2000. Prior to joining Wellington Management, Mr. Bousa was a portfolio manager at Putnam Investments (1992-2000).

John C. Keogh is primarily responsible for the day-to-day management of the fixed income securities in the Fund. Mr. Keogh is a Senior Vice President and Partner of Wellington Management and has been an investment professional with the firm since 1983.

JNL/SELECT LARGE CAP GROWTH FUND (formerly JNL/Janus Aggressive Growth Fund)


The chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003" should be deleted and replaced with the following for the JNL/Select Large Cap Growth
Fund:

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

---------------------------------------------------------- ------------------ ------------------ -------------------

                                                                1 year             5 year          Life of Fund*
---------------------------------------------------------- ------------------ ------------------ -------------------
JNL/Select Large Cap Growth Fund (Class A)                       35.46%              0.41%              12.07%
Russell 1000(R) Growth Index                                     29.75%             -5.11%               8.66%
S&P 500 Index                                                    28.68%             -0.57%              10.81%

---------------------------------------------------------- ------------------ ------------------ -------------------


The Russell 1000 Growth Index is a broad-based, unmanaged index.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


The section entitled "JNL/PPM AMERICA MONEY MARKET Fund" should be deleted in its entirety and replaced with the following:

JNL/SELECT MONEY MARKET FUND (formerly JNL/PPM America Money Market Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

     o Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;

     o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;

     o Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);

     o Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

     o Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The sub-adviser's investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund's overall weighted average maturity. The overall weighted average maturity of the Fund's investments is 90 days or less.

The sub-adviser manages the Fund to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Fund may invest more than 25% of its assets in the U.S. banking industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a security typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of the securities, including those held by the Fund, will fall. A broad-based market drop may also cause a security's price to fall.

     o RISK OF INVESTMENT IN BANKING INDUSTRY. Because the Fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the Fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of October 4, 2004, Wellington Management Company, LLP replaced PPM America, Inc. as the sub-adviser to the Fund. Returns shown reflect the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
4.87%   5.01%   4.99%   4.67%   5.83%   3.45%   1.07%   0.46%
                   [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 1.50% (4th quarter of 2000) and its lowest quarterly return was 0.09% (3rd and 4th quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------------- ------------------------------------------------------------
                                                               1 year            5 year          Life of Fund*
-------------------------------------------------------- ------------------------------------------------------------
 JNL/Select Money Market Fund (Class A)                         0.46%             3.07%              3.88%
 Merrill Lynch Treasury Bill Index (3 month)                    1.07%             4.39%              3.66%
 -------------------------------------------------------- ---------------- ------------------ -----------------------

The 7-day yield of the Fund on December 31, 2003, was 0.43%. The Merrill Lynch
Treasury Bill Index is a broad-based unmanaged index.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004. Class C shares are currently not available.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- --------------------- --------------------
                                                                                 CLASS A               CLASS B
-------------------------------------------------------------------------- --------------------- --------------------
-------------------------------------------------------------------------- --------------------- --------------------
Management/Administrative Fee*                                                     0.40%                 0.40%
-------------------------------------------------------------------------- --------------------- --------------------
-------------------------------------------------------------------------- --------------------- --------------------
Estimated Distribution (12b-1) Expense                                             0.00%                 0.00%
-------------------------------------------------------------------------- --------------------- --------------------
-------------------------------------------------------------------------- --------------------- --------------------
12b-1 Service Fee*                                                                 0.20%                 0.00%
-------------------------------------------------------------------------- --------------------- --------------------
-------------------------------------------------------------------------- --------------------- --------------------
Other Expenses                                                                     0.00%                 0.00%
-------------------------------------------------------------------------- --------------------- --------------------
-------------------------------------------------------------------------- --------------------- --------------------
Total Fund Annual Operating Expenses                                               0.60%                 0.40%
-------------------------------------------------------------------------- --------------------- --------------------

* This fee reflects a reduction in the advisory fee that took place on December 15, 2003. Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------- ---------------------- ----------------------
EXPENSE EXAMPLE                                                          CLASS A                CLASS B
----------------------------------------------------------------- ---------------------- ----------------------
----------------------------------------------------------------- ---------------------- ----------------------
1 Year                                                                      $61                    $41
----------------------------------------------------------------- ---------------------- ----------------------
----------------------------------------------------------------- ---------------------- ----------------------
3 Years                                                                    $192                   $128
----------------------------------------------------------------- ---------------------- ----------------------
----------------------------------------------------------------- ---------------------- ----------------------
5 Years                                                                    $335                   $224
----------------------------------------------------------------- ---------------------- ----------------------
----------------------------------------------------------------- ---------------------- ----------------------
10 Years                                                                   $750                   $505
----------------------------------------------------------------- ---------------------- ----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER. The sub-adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets.


The section entitled "JNL/PPM AMERICA VALUE FUND" should be deleted in its entirety and replaced with the following:

JNL/SELECT VALUE FUND (formerly JNL/PPM America Value Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Value Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund's investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios. Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of October 4, 2004, Wellington Management Company, LLP replaced PPM America, Inc. as the sub-adviser to the Fund. Returns shown reflect the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
34.80%
                                [OBJECT OMITTED]
2003

In the periods shown in the chart, the Fund's highest quarterly return was 19.83% (2nd quarter of 2003) and its lowest quarterly return was 5.29% (1st quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
  -------------------------------------------------------------------- -------------------- ---------------------
                                                                             1 year            Life of Fund*
  -------------------------------------------------------------------- -------------------- ---------------------

  JNL/Select Value Fund (Class A)                                              34.80%               36.58%
  Russell 1000 Value Index                                                     26.73%               28.81%
  S&P 500 Barra Value Index                                                    31.79%               34.34%

  -------------------------------------------------------------------- -------------------- ---------------------


The Russell 1000 Value Index is a broad-based, unmanaged index. The S&P 500
Barra Value Index is a broad-based, unmanaged index.

* The Fund began operations on September 30, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------- -------------------- ---------------------
                                                                             CLASS A              CLASS B
---------------------------------------------------------------------- -------------------- ---------------------
---------------------------------------------------------------------- -------------------- ---------------------
Management/Administrative Fee*                                                 0.65%                0.65%
---------------------------------------------------------------------- -------------------- ---------------------
---------------------------------------------------------------------- -------------------- ---------------------
Estimated Distribution (12b-1) Expense**                                       0.03%                0.03%
---------------------------------------------------------------------- -------------------- ---------------------
---------------------------------------------------------------------- -------------------- ---------------------
12b-1 Service Fee*                                                             0.20%                0.00%
---------------------------------------------------------------------- -------------------- ---------------------
---------------------------------------------------------------------- -------------------- ---------------------
Other Expenses                                                                 0.00%                0.00%
---------------------------------------------------------------------- -------------------- ---------------------
---------------------------------------------------------------------- -------------------- ---------------------
Total Fund Annual Operating Expenses                                           0.88%                0.68%
---------------------------------------------------------------------- -------------------- ---------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------
1 Year                                                                  $90                       $69
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------
3 Years                                                                $281                      $218
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------
5 Years                                                                $488                      $379
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------
10 Years                                                             $1,084                      $847
------------------------------------------------------------ ------------------------- -------------------------

---------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

TEMPORARY DEFENSIVE POSITION. The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Select Value Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets.

Ms. Karen H. Grimes, CFA, is primarily responsible for the day-to-day management of the Fund. Ms. Grimes is a Vice President of Wellington Management and has been an investment professional with the firm since 1995.



JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

Following the chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003", delete the paragraphs in their entirety and replace them with the following:

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


The following Fund should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P MANAGED CONSERVATIVE FUND

INVESTMENT OBJECTIVE.  The investment objective of the JNL/S&P
Managed Conservative Fund is capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Managed Conservative Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.


JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/AIM Small Cap Growth Fund                                JNL/Oppenheimer Growth Fund
JNL/Alger Growth Fund                                        JNL/PIMCO Total Return Bond Fund
JNL/Alliance Capital Growth Fund                             JNL/Putnam Equity Fund
JNL/Eagle Core Equity Fund                                   JNL/Putnam International Equity Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Midcap Growth Fund
JNL/FMR Balanced Fund                                        JNL/Putnam Value Equity Fund
JNL/FMR Capital Growth Fund                                  JNL/Salomon Brothers High Yield Bond Fund
JNL/JPMorgan International Value Fund                        JNL/Salomon Brothers Strategic Bond Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Balanced Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/Select Global Growth Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/Select Large Cap Growth Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/Select Money Market Fund
JNL/Mellon Capital Management International Index Fund       JNL/Select Value Fund
JNL/Mellon Capital Management Bond Index Fund                JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index   JNL/T. Rowe Price Mid-Cap Growth Fund
Fund                                                         JNL/T. Rowe Price Value Fund






JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Energy Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund



The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.


The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds".


Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market funds. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------
Management/Administrative Fee*                                                                 0.18%
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Estimated Distribution (12b-1) Expense                                                         0.00%
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Other Expenses                                                                                 0.00%
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Total Fund Annual Operating Expenses                                                           0.18%
---------------------------------------------------------------------------------------- -------------------

* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $18
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $58
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                         $101
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                        $230
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The following Fund should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P MANAGED MODERATE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Managed Moderate Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL SERIES TRUST


JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Alliance Capital Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam International Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund



JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Energy Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds".

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market funds. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------

Management/Administrative Fee*                                                                 0.18%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Estimated Distribution (12b-1) Expense                                                         0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Other Expenses                                                                                 0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                           0.18%

---------------------------------------------------------------------------------------- -------------------


* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                           $18

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

3 Years                                                                                          $58

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

5 Years                                                                                         $101

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

10 Years                                                                                        $230

-------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


The section entitled "JNL/S&P CONSERVATIVE GROWTH FUND I" should be deleted in its entirety and replaced with the following:


JNL/S&P MANAGED MODERATE GROWTH FUND (formerly JNL/S&P  Conservative Growth Fund
I)

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Managed Moderate Growth Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Alliance Capital Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam International Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund



JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Energy Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund



The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.


The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds".


Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market funds. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


Effective April 30, 2004, the Fund was combined with JNL/S&P Conservative Growth Fund and JNL/S&P Conservative Growth Fund II, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired funds.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31
19.52%  -1.55%  -4.78%  -8.48%  17.75%
                                [OBJECT OMITTED]
1999    2000    2001    2002    2003

In the period shown in the chart, the Fund's highest quarterly return was 13.55% (4th quarter of 1999) and its lowest quarterly return was -8.04% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------ ---------------------- ------------------ ------------------
                                                              1 year               5 year          Life of Fund*
------------------------------------------------------ ---------------------- ------------------ ------------------

JNL/S&P Managed Moderate Growth Fund  (Class A)                17.75%               3.84%              4.17%
Lehman Brothers Aggregate Bond Index                            4.10%               6.62%              6.98%
S&P 500 Index                                                  28.68%              -0.57%              1.47%
------------------------------------------------------ ---------------------- ------------------ ------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers
Aggregate Bond Index is a broad-based, unmanaged index.
The S&P 500 Index represents approximately 60% of the equity investments and the Lehman Brothers Aggregate Bond Index represents approximately 40% of the fixed-income investments of the Fund.
* The Fund began operations on April 9, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------
Management/Administrative Fee*                                                                 0.18%
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Estimated Distribution (12b-1) Expense                                                         0.00%
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Other Expenses                                                                                 0.00%
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Total Fund Annual Operating Expenses                                                           0.18%
---------------------------------------------------------------------------------------- -------------------

* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $18
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $58
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                         $101
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                        $230
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.




The section entitled "JNL/S&P MODERATE GROWTH FUND I" should be deleted in its entirety and replaced with the following:

JNL/S&P MANAGED GROWTH FUND (formerly, JNL/S&P Moderate Growth Fund I)

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Managed Growth Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL SERIES TRUST
JNL/AIM Large Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/AIM Small Cap Growth Fund                                JNL/Oppenheimer Growth Fund
JNL/Alger Growth Fund                                        JNL/PIMCO Total Return Bond Fund
JNL/Alliance Capital Growth Fund                             JNL/Putnam Equity Fund
JNL/Eagle Core Equity Fund                                   JNL/Putnam International Equity Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Midcap Growth Fund
JNL/FMR Balanced Fund                                        JNL/Putnam Value Equity Fund
JNL/FMR Capital Growth Fund                                  JNL/Salomon Brothers High Yield Bond Fund
JNL/JPMorgan International Value Fund                        JNL/Salomon Brothers Strategic Bond Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Balanced Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/Select Global Growth Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/Select Large Cap Growth Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/Select Money Market Fund
JNL/Mellon Capital Management International Index Fund       JNL/Select Value Fund
JNL/Mellon Capital Management Bond Index Fund                JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index   JNL/T. Rowe Price Mid-Cap Growth Fund
Fund                                                         JNL/T. Rowe Price Value Fund




JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Energy Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds".

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market funds. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/S&P Moderate Growth Fund and JNL/S&P Moderate Growth Fund II, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired funds.

Effective October 4, 2004, the Fund was combined with JNL/S&P Core Index 100 Fund, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

26.74%  -4.35%  -7.34%  -12.40% 21.73%
                                [OBJECT OMITTED]
1999    2000    2001    2002    2003


In the period shown in the chart, the Fund's highest quarterly return was 17.87% (4th quarter of 1999) and its lowest quarterly return was -11.27% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

----------------------------------------------------------- ------------------- ------------------ ------------------

                                                                  1 year             5 year          Life of Fund*
----------------------------------------------------------- ------------------- ------------------ ------------------
JNL/S&P Managed Growth Fund  (Class A)                            21.73%              3.67%              4.30%
Lehman Brothers Aggregate Bond Index                              4.10%               6.62%              6.98%
S&P 500 Index                                                     28.68%              -0.57%             1.61%

----------------------------------------------------------- ------------------- ------------------ ------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers
Aggregate Bond Index is a broad-based, unmanaged index.
The S&P 500 Index represents approximately 75% of the equity investments and the Lehman Brothers Aggregate Bond Index represents approximately 25% of the fixed-income investments of the Fund.
* The Fund began operations on April 8, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------

Management/Administrative Fee*                                                                 0.17%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Estimated Distribution (12b-1) Expense                                                         0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Other Expenses                                                                                 0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                           0.17%

---------------------------------------------------------------------------------------- -------------------


* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                           $17

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

3 Years                                                                                          $55

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

5 Years                                                                                          $96

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

10 Years                                                                                        $217

-------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The section entitled "JNL/S&P AGGRESSIVE GROWTH FUND I" should be deleted in its entirety and replaced with the following:

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (formerly, JNL/S&P Aggressive Growth Fund
I)

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Managed Aggressive Growth Fund is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Managed Aggressive Growth Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.



JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Alliance Capital Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam International Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund




JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Energy Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund



The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market funds. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's average annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/S&P Very Aggressive Growth Fund II, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.

Effective October 4, 2004, the Fund was combined with JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Core Index 75 Fund and JNL/S&P Core Index 50 Fund, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
48.86%  -17.16% -13.73% -23.20% 30.58%
                                [OBJECT OMITTED]
1999    2000    2001    2002    2003

In the period shown in the chart, the Fund's highest quarterly return was 29.63% (4th quarter of 1999) and its lowest quarterly return was -18.15% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------- ------------------- ------------------ ------------------
                                                                    1 year             5 year          Life of Fund*
------------------------------------------------------------- ------------------- ------------------ ------------------

JNL/S&P Managed Aggressive Growth Fund  (Class A)                   30.58%              1.30%              3.13%
S&P 500 Index                                                       28.68%             -0.57%              1.15%

------------------------------------------------------------- ------------------- ------------------ ------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The S&P 500 Index represents 100% of the equity investments of the Fund.
* The Fund began operations on April 1, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------
Management/Administrative Fee*                                                                 0.18%
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Estimated Distribution (12b-1) Expense                                                         0.00%
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Other Expenses                                                                                 0.00%
---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------
Total Fund Annual Operating Expenses                                                           0.18%
---------------------------------------------------------------------------------------- -------------------

* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $18
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $58
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                         $101
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                        $230
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


In the section entitled "MANAGEMENT FEE", delete the chart in its entirety and replace it with the following:

............................................... ................................... .................................
                                                                                         Advisory Fee (Annual Rate
                                                                                              Based on Average Net
FUND                                           ASSETS                                         Assets of each FUND)
............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Large Cap Growth Fund                  $0 to $300 million                                              .75%
                                               Over $300 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Small Cap Growth Fund                  $0 to $300 million                                              .85%
                                               Over $300 million                                               .80%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Alger Growth Fund                          $0 to $300 million                                              .70%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Alliance Capital Growth Fund               $0 to $250 million                                             .575%
                                               Over $250 million                                               .50%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Eagle Core Equity Fund                     $0 to $50 million                                               .70%
                                               $50 million to $300 million                                     .65%
                                               Over $300 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Eagle SmallCap Equity Fund                 $0 to $150 million                                              .75%
                                               $150 million to $500 million                                    .70%
                                               Over $500 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/FMR Balanced Fund                          $0 to $500 million                                              .70%
                                               $500 million to $750 million                                    .65%
                                               Over $750 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/FMR Capital Growth Fund                    $0 to $250 million                                              .70%
                                               $250 million to $750 million                                    .65%
                                               $750 million to $1.5 billion                                    .60%
                                               Over $1.5 billion                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/JPMorgan International Value Fund          $0 to $50 million                                              .775%
                                               $50 million to $200 million                                     .75%
                                               $200 million to $350 million                                    .70%
                                               Over $350 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Lazard Mid Cap Value Fund                  $0 to $150 million                                             .775%
                                               $150 million to $300 million                                   .725%
                                               Over $300 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Lazard Small Cap Value Fund                $0 to $50 million                                               .85%
                                               $50 million to $150 million                                     .80%
                                               $150 million to $300 million                                   .775%
                                               Over $300 million                                              .725%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management S&P 500 Index    $0 to $500 million                                              .29%
Fund                                           Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management S&P 400 MidCap   $0 to $500 million                                              .29%
Index Fund                                     Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Small Cap        $0 to $500 million                                              .29%
Index Fund                                     Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management International    $0 to $500 million                                              .30%
Index Fund                                     Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Bond Index Fund  $0 to $500 million                                              .30%
                                               Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Enhanced S&P     $0 to $50 million                                               .50%
500 Stock Index Fund                           Over $50 million                                                .45%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Oppenheimer Global Growth Fund             $0 to $300 million                                              .70%
                                               Over $300 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Oppenheimer Growth Fund                    $0 to $300 million                                              .70%
                                               Over $300 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PIMCO Total Return Bond Fund               All assets                                                      .50%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Equity Fund                         $0 to $150 million                                             .675%
                                               $150 million to $300 million                                    .60%
                                               Over $300 million                                              .575%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam International Equity Fund           $0 to $50 million                                               .80%
                                               $50 million to $500 million                                     .75%
                                               Over $500 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Midcap Growth Fund                  $0 to $300 million                                              .75%
                                               Over $300 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Value Equity Fund                   $0 to $150 million                                             .675%
                                               $150 million to $300 million                                    .60%
                                               Over $300 million                                              .575%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers High Yield Bond Fund      $0 to $50 million                                               .55%
                                               $50 million to $150 million                                     .50%
                                               $150 million to $300 million                                   .475%
                                               $300 million to $500 million                                    .45%
                                               Over $500 million                                              .425%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers Strategic Bond Fund       $0 to $150 million                                              .65%
                                               $150 million to $500 million                                    .60%
                                               Over $500 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers U.S. Government &         $0 to $150 million                                              .50%
Quality Bond Fund                              $150 million to $300 million                                    .45%
                                               $300 million to $500 million                                    .40%
                                               Over $500 million                                               .35%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Balanced Fund                       $0 to $50 million                                               .55%
                                               $50 million to $150 million                                     .50%
                                               $150 million to $300 million                                   .475%
                                               $300 million to $500 million                                    .45%
                                               Over $500 million                                              .425%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Global Growth Fund                  $0 to $150 million                                              .75%
                                               $150 million to $500 million                                    .70%
                                               $500 million to $750 million                                    .65%
                                               Over $750 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Large Cap Growth Fund               $0 to $150 million                                              .70%
                                               $150 million to $500 million                                    .65%
                                               $500 million to $750 million                                    .60%
                                               Over $750 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Money Market Fund                   $0 to $500 million                                              .30%
                                               Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Value Fund                          $0 to $300 million                                              .55%
                                               $300 million to $500 million                                    .50%
                                               Over $500 million                                               .45%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Established Growth Fund      $0 to $150 million                                              .65%
                                               Over $150 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Mid-Cap Growth Fund          $0 to $150 million                                              .75%
                                               Over $150 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Value Fund                   $0 to $300 million                                              .70%
                                               Over $300 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Managed Conservative Fund              $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Managed Moderate Fund                  $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Managed Moderate Growth                $0 to $500 million                                              .13%
Fund                                           Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Managed Growth Fund                    $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Managed Aggressive Growth Fund         $0 to $500 million                                              .13%

                                               Over $500 million                                               .08%

............................................... ................................... .................................

Delete the section entitled "CLASSES OF SHARES" in its entirety and replace it with the following:

                                CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except (i) the JNL/Select Money Market Fund has three classes of shares (Class A, Class B and Class C) and (ii) the JNL/S&P Funds have one class of shares. The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This prospectus offers one class of shares. Under the multi-class structure, the Class A shares and Class B shares of each Fund, and the Class A, Class B and Class C shares of the JNL/Select Money Market Fund, represent interests in the same portfolio of securities, and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class. "Class expenses" will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

Delete the section entitled " BROKERAGE ENHANCEMENT PLAN" in its entirety and replace it with the following:

                           BROKERAGE ENHANCEMENT PLAN

All Funds of the Trust except the JNL/Select Money Market Fund and each of the JNL/S&P Funds, have adopted, in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).

The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions ("Brokerage Payments") to introducing brokers to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. The duty of best price and execution still applies to these transactions.

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one Fund of the Trust to inure to the benefit of other Funds as well. Authorized use of broker commissions under the Plan is not expected to increase the brokerage costs of the Trust.


On September 25, 2003, the Board of Trustees of the Trust, including all of the disinterested Trustees (within the meaning of the Investment Company Act of 1940, as amended), approved the Amended Plan pursuant to Rule 12b-1 with respect to the Class A shares and the Class B shares of each Fund. Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with Jackson National Life Distributors, Inc. ("JNLD"), dated December 12, 2002. The Amendment to the Distribution Agreement reflects the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Current shareholders of each Fund, who will become the Class A shareholders of that Fund under the multi-class plan, must approve the Amended Plan before it becomes effective for that Fund.


JNLD, as principal underwriter, to the extent consistent with existing law, and the Amended Plan, may use the Rule 12b-1 fee to reimburse itself or compensate broker-dealers, administrators or others for providing distribution, administrative, or other services with respect to Class A shares. At the September 25, 2003 meeting, the Board also approved an Amendment to the Trust's existing Distribution Agreement reflecting these changes to the Plan. Current shareholders of each affected Fund, who will become Class A Shareholders of that Fund, must approve the Amended Plan before it may become effective for that Fund. This description of the Amended Plan and the Amendment to the Distribution Agreement is qualified in its entirety by reference to the Amended Plan, the current Distribution Agreement, and the Amendment to the Distribution Agreement.

For more information about the Plan, please read the "Brokerage Enhancement Plan" section of the SAI.


In the section entitled "FINANCIAL HIGHLIGHTS", delete the second paragraph and the Financial Highlights table in its entirety and replace it with the following:


The information for 2001, 2002, and 2003 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2004 has not been audited. The information for other periods shown below were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.



JNL Series Trust (Unaudited)
Financial Highlights

                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND

Class A
     6/30/2004         $   10.61     $  (0.02)      $    0.63          $ 0.61                $ -        $       -
    12/31/2003              8.16        (0.02)           2.47            2.45                  -                -
    12/31/2002             10.97        (0.03)          (2.76)          (2.79)                 -            (0.02)
 10/29(a)-12/31/01         10.00            -            0.97            0.97                  -                -

Class B
 03/08(a)-06/30/04         10.99            -            0.23            0.23                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     6/30/2004             11.67        (0.06)           0.46            0.40                  -                -
    12/31/2003              8.43        (0.05)           3.29            3.24                  -                -
    12/31/2002             11.60        (0.07)          (3.10)          (3.17)                 -                -
 10/29(a)-12/31/01         10.00        (0.01)           1.61            1.60                  -                -

Class B
 03/08(a)-06/30/04         12.21        (0.02)          (0.11)          (0.13)                 -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
     6/30/2004             14.76        (0.04)           0.48            0.44                  -                -
    12/31/2003             10.91        (0.03)           3.88            3.85                  -                -
    12/31/2002             16.33        (0.04)          (5.38)          (5.42)                 -                -
    12/31/2001             18.58        (0.04)          (2.18)          (2.22)                 -            (0.03)
    12/31/2000             22.91        (0.01)          (3.08)          (3.09)                 -            (1.24)
    12/31/1999             18.95        (0.03)           6.42            6.39                  -            (2.43)

Class B
 03/08(a)-06/30/04         15.41            -           (0.19)          (0.19)                 -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

Class A
     6/30/2004              9.92            -            0.32           0.32                   -                -
    12/31/2003              7.98         0.01            1.93           1.94                   -                -
    12/31/2002             11.57        (0.01)          (3.58)         (3.59)                  -                -
    12/31/2001             13.55            -           (1.97)         (1.97)              (0.01)               -
    12/31/2000             16.64            -           (2.93)         (2.93)                  -            (0.16)
    12/31/1999             13.28        (0.01)           3.76           3.75                   -            (0.39)

Class B
 03/08(a)-06/30/04         10.19            -            0.05           0.05                   -                -

-------------------------------------------------------------------------------------------------------------------








                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND

Class A
     6/30/2004           $ 11.22        5.75 %        $ 147,730         52.08%           1.08 %          (0.50)%
    12/31/2003             10.61        30.02            36,421        140.00            1.10            (0.41)
    12/31/2002              8.16       (25.47)            6,857        180.06            1.10            (0.33)
 10/29(a)-12/31/01         10.97        9.70              6,058         14.93            1.10            (0.26)

Class B
 03/08(a)-06/30/04         11.22        2.09                  9         52.08            0.88            (0.25)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     6/30/2004             12.07         3.43            47,204         34.70            1.15            (0.95)
    12/31/2003             11.67        38.43            43,936         30.17            1.15            (0.89)
    12/31/2002              8.43       (27.32)           12,915         46.22            1.15            (0.83)
 10/29(a)-12/31/01         11.60        16.00             7,665          3.86            1.15            (0.74)

Class B
 03/08(a)-06/30/04         12.08        (1.07)                1         34.70            0.95            (0.75)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
     6/30/2004             15.20         2.98           275,965         90.86            1.08            (0.51)
    12/31/2003             14.76        35.29           244,667        168.09            1.08            (0.27)
    12/31/2002             10.91       (33.19)          175,439        236.63            1.08            (0.25)
    12/31/2001             16.33       (11.97)          341,162         86.80            1.07            (0.23)
    12/31/2000             18.58       (13.44)          459,577         88.34            1.07            (0.03)
    12/31/1999             22.91        33.80           400,639        122.58            1.07            (0.22)

Class B
 03/08(a)-06/30/04         15.22        (1.36)                1         90.86            0.88            (0.14)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

Class A
     6/30/2004             10.24         3.23           68,601          47.25            0.88            (0.12)
    12/31/2003              9.92        24.31          128,518          49.69            0.88             0.11
    12/31/2002              7.98       (31.03)          86,891          54.13            0.88            (0.10)
    12/31/2001             11.57       (14.57)         140,511          65.21            0.87             0.05
    12/31/2000             13.55       (17.59)          92,981          47.01            0.87             0.01
    12/31/1999             16.64        28.23           18,256          51.15            0.88            (0.07)

Class B
 03/08(a)-06/30/04         10.24         0.49                1          47.25            0.68            (0.01)

-----------------------------------------------------------------------------------------------------------------




                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND

Class A
     6/30/2004             1.14 %           (0.56)%
    12/31/2003             1.18             (0.49)
    12/31/2002             1.15             (0.38)
 10/29(a)-12/31/01         1.32             (0.48)

Class B
 03/08(a)-06/30/04         0.94             (0.31)

----------------------------------------------------------
----------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     6/30/2004             1.18             (0.98)
    12/31/2003             1.19             (0.93)
    12/31/2002             1.17             (0.85)
 10/29(a)-12/31/01         1.24             (0.83)

Class B
 03/08(a)-06/30/04         0.98             (0.78)

----------------------------------------------------------
----------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
     6/30/2004             1.15             (0.58)
    12/31/2003             1.15             (0.34)
    12/31/2002             n/a                n/a
    12/31/2001             n/a                n/a
    12/31/2000             n/a                n/a
    12/31/1999             n/a                n/a

Class B
 03/08(a)-06/30/04         0.95             (0.21)

----------------------------------------------------------
----------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

Class A
     6/30/2004             0.94             (0.18)
    12/31/2003             0.91              0.08
    12/31/2002             0.89             (0.11)
    12/31/2001             0.90              0.02
    12/31/2000             n/a                n/a
    12/31/1999             n/a                n/a

Class B
 03/08(a)-06/30/04         0.74             (0.07)

----------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.



                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     6/30/2004         $   14.17       $ 0.04          $(0.04)         $    -              $       -      $     -
    12/31/2003             11.45         0.09            2.72            2.81                  (0.09)           -
    12/31/2002             14.53         0.10           (3.08)          (2.98)                 (0.10)           -
    12/31/2001             16.21         0.07           (1.67)          (1.60)                 (0.07)       (0.01)
    12/31/2000             18.47         0.08           (0.08)              -                  (0.09)       (2.17)
    12/31/1999             15.91         0.11            3.63            3.74                  (0.11)       (1.07)

Class B
 03/08(a)-06/30/04         14.68         0.02           (0.52)          (0.50)                     -            -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     6/30/2004             16.81        (0.06)           1.36            1.30                      -            -
    12/31/2003             12.01        (0.10)           4.90            4.80                      -            -
    12/31/2002             15.55        (0.08)          (3.46)          (3.54)                     -            -
    12/31/2001             14.20        (0.41)           1.97            1.56                      -        (0.21)
    12/31/2000             16.97        (0.04)          (2.23)          (2.27)                     -        (0.50)
    12/31/1999             14.82        (0.04)           2.88            2.84                      -        (0.69)

Class B
 03/08(a)-06/30/04         18.33        (0.02)          (0.18)          (0.20)                     -            -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
     6/30/2004              9.27        0.07            0.16             0.23                      -            -
    12/31/2003              8.26        0.12            1.01             1.13                  (0.12)           -
    12/31/2002              9.05        0.20           (0.80)           (0.60)                 (0.19)           -
    12/31/2001              9.69        0.21           (0.65)           (0.44)                 (0.20)           -
 05/01(a)-12/31/00         10.00        0.11           (0.31)           (0.20)                 (0.11)           -

Class B
 03/08(a)-06/30/04          9.52        0.04           (0.06)           (0.02)                     -            -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
     6/30/2004             13.28        (0.02)           0.85            0.83                      -            -
    12/31/2003              9.79        (0.06)           3.55            3.49                      -            -
    12/31/2002             13.83        (0.07)          (3.97)          (4.04)                     -            -
    12/31/2001             23.55        (0.11)          (9.35)          (9.46)                     -        (0.26)
    12/31/2000             43.62        (0.20)        (14.90)           (15.10)                    -        (4.97)
    12/31/1999             20.73        (0.13)         25.85             25.72                     -        (2.83)

Class B
 03/08(a)-06/30/04         13.97            -            0.15            0.15                      -            -

-------------------------------------------------------------------------------------------------------------------







                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     6/30/2004            $ 14.17         0.00 %      $ 309,061          71.30%         0.96 %           0.63 %
    12/31/2003              14.17        24.54          245,913          80.50          0.97             0.83
    12/31/2002              11.45       (20.53)         149,242          94.37          0.97             0.78
    12/31/2001              14.53        (9.83)         174,813         102.56          0.97             0.58
    12/31/2000              16.21         0.28          146,888         192.40          0.97             0.57
    12/31/1999              18.47        23.55           95,329         124.71          0.99             0.97

Class B
 03/08(a)-06/30/04          14.18        (3.41)               1          71.30          0.76             0.72

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     6/30/2004              18.11         7.73          141,954          26.14          1.05            (0.77)
    12/31/2003              16.81        39.97          109,972          70.06          1.05            (0.75)
    12/31/2002              12.01       (22.77)          76,198          71.45          1.05            (0.49)
    12/31/2001              15.55        11.00          112,967          65.36          1.05            (0.31)
    12/31/2000              14.20       (13.25)          77,200          89.43          1.05            (0.30)
    12/31/1999              16.97        19.27           61,504          61.69          1.05            (0.35)

Class B
 03/08(a)-06/30/04          18.13        (1.09)               1          26.14          0.85            (0.55)

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
     6/30/2004               9.50         2.48           96,112         122.52          1.04             1.37
    12/31/2003               9.27        13.73          114,262          60.48          1.05             1.64
    12/31/2002               8.26        (6.57)          75,591          90.71          1.05             2.11
    12/31/2001               9.05        (4.49)          72,281         105.66          1.05             2.48
 05/01(a)-12/31/00           9.69        (2.00)          44,294          41.10          1.05             2.42

Class B
 03/08(a)-06/30/04           9.50        (0.21)               1         122.52          0.84             1.45

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
     6/30/2004              14.11          6.25         153,077         147.56          1.03            (0.25)
    12/31/2003              13.28         35.65         158,013          31.95          1.05            (0.51)
    12/31/2002               9.79        (29.21)        135,669          56.03          1.04            (0.51)
    12/31/2001              13.83        (40.19)        260,726          96.69          1.01            (0.61)
    12/31/2000              23.55        (34.74)        496,830         110.81          0.99            (0.67)
    12/31/1999              43.62        124.19         509,086         102.26          1.03            (0.75)

Class B
 03/08(a)-06/30/04          14.12          1.07               1         147.56          0.83             0.21

-------------------------------------------------------------------------------------------------------------


                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     6/30/2004             1.02 %            0.57 %
    12/31/2003             1.01              0.79
    12/31/2002             1.00              0.75
    12/31/2001             0.99              0.56
    12/31/2000             n/a                n/a
    12/31/1999             n/a                n/a

Class B
 03/08(a)-06/30/04         0.82              0.66

-------------------------------------------------------------
-------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     6/30/2004             1.07             (0.79)
    12/31/2003             1.10             (0.80)
    12/31/2002             1.08             (0.52)
    12/31/2001             1.07             (0.33)
    12/31/2000             n/a                n/a
    12/31/1999             n/a                n/a

Class B
 03/08(a)-06/30/04         0.87             (0.57)

-------------------------------------------------------------
-------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
     6/30/2004             1.06              1.35
    12/31/2003             1.07              1.62
    12/31/2002             1.07              2.09
    12/31/2001             1.06              2.47
 05/01(a)-12/31/00         n/a                n/a

Class B
 03/08(a)-06/30/04         0.86              1.43

-------------------------------------------------------------
-------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
     6/30/2004             1.04             (0.26)
    12/31/2003             1.07             (0.53)
    12/31/2002             1.09             (0.56)
    12/31/2001             1.03             (0.63)
    12/31/2000             n/a                n/a
    12/31/1999             n/a                n/a

Class B
 03/08(a)-06/30/04         0.84              0.20

-------------------------------------------------------------
-------------------------------------------------------------


--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     6/30/2004         $    7.65         $ 0.07          $ 0.35      $ 0.42              $    -              $ -
    12/31/2003              5.56              -            2.19        2.19               (0.10)               -
    12/31/2002              7.75           0.07           (2.13)      (2.06)              (0.13)               -
    12/31/2001              9.79           0.09           (2.08)      (1.99)              (0.04)           (0.01)
    12/31/2000             13.15           0.04           (2.10)      (2.06)              (0.06)           (1.24)
    12/31/1999              9.82           0.06            3.67        3.73               (0.21)           (0.19)

Class B
 03/08(a)-06/30/04          8.17              -           (0.10)      (0.10)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
     6/30/2004             13.16           0.02            1.46        1.48                   -                -
    12/31/2003             10.23           0.04            2.92        2.96               (0.03)               -
    12/31/2002             11.97           0.03           (1.72)      (1.69)              (0.03)           (0.02)
    12/31/2001             11.75           0.06            1.50        1.56               (0.06)           (1.28)
    12/31/2000              9.63           0.03            2.40        2.43               (0.03)           (0.28)
    12/31/1999              9.21           0.02            0.42        0.44               (0.02)               -

Class B
 03/08(a)-06/30/04         14.28           0.01            0.36        0.37                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
     6/30/2004             13.05              -            0.78        0.78                   -                -
    12/31/2003              9.40           0.01            3.64        3.65                   -                -
    12/31/2002             11.40              -           (1.96)      (1.96)                  -            (0.04)
    12/31/2001             10.28           0.02            1.77        1.79               (0.02)           (0.65)
    12/31/2000              8.84           0.02            1.45        1.47               (0.03)               -
    12/31/1999              8.70           0.03            0.14        0.17               (0.03)               -

Class B
 03/08(a)-06/30/04         13.92              -           (0.08)      (0.08)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     6/30/2004             10.47           0.13           (0.14)      (0.01)                  -                -
    12/31/2003             10.48           0.23            0.07        0.30               (0.19)           (0.12)
 01/15(a)-12/31/02         10.00           0.36            0.50        0.86               (0.36)           (0.02)

Class B
 03/08(a)-06/30/04         10.73           0.03           (0.29)      (0.26)                  -                -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     6/30/2004             $ 8.07           5.49 %    $ 52,426       56.22%           1.13 %           2.09 %
    12/31/2003               7.65          39.43        29,609      131.90            1.12             0.75
    12/31/2002               5.56         (26.59)        5,642      146.48            1.08             0.95
    12/31/2001               7.75         (20.33)        7,304       82.18            1.07             1.07
    12/31/2000               9.79         (15.45)        9,264      120.75            1.07             0.40
    12/31/1999              13.15          38.02         7,777       66.82            1.08             0.53

Class B
 03/08(a)-06/30/04           8.07          (1.22)            1       56.22            0.93            (0.11)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
     6/30/2004              14.64          11.25       164,781       58.89            1.08             0.24
    12/31/2003              13.16          28.89       142,798       88.62            1.08             0.40
    12/31/2002              10.23         (14.08)       76,890       98.18            1.08             0.41
    12/31/2001              11.97          13.24        26,886      143.12            1.07             0.65
    12/31/2000              11.75          25.37        15,478      134.53            1.07             0.37
    12/31/1999               9.63           4.77         6,394      118.56            1.08             0.25

Class B
 03/08(a)-06/30/04          14.65           2.59            11       58.89            0.88             0.77

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
     6/30/2004              13.83           5.98       170,004       59.95            1.12            (0.06)
    12/31/2003              13.05          38.83       155,191       70.95            1.13             0.17
    12/31/2002               9.40         (17.22)       74,559       94.87            1.14            (0.03)
    12/31/2001              11.40          17.34        35,164       78.01            1.15             0.32
    12/31/2000              10.28          16.60        14,614       58.07            1.15             0.36
    12/31/1999               8.84           1.96         6,313       53.35            1.15             0.43

Class B
 03/08(a)-06/30/04          13.84          (0.58)           10       59.95            0.92             0.18

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANANAGEMENT BOND INDEX FUND

Class A
     6/30/2004              10.46          (0.10)      125,103       34.49            0.60             3.45
    12/31/2003              10.47           2.87        83,547       70.57            0.60             3.29
 01/15(a)-12/31/02          10.48           8.55        34,286       77.16            0.60             4.12

Class B
 03/08(a)-06/30/04          10.47          (2.42)            5       34.49            0.40             3.82

-----------------------------------------------------------------------------------------------------------------


                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     6/30/2004                n/a %              n/a %
    12/31/2003                n/a                n/a
    12/31/2002                n/a                n/a
    12/31/2001                n/a                n/a
    12/31/2000                n/a                n/a
    12/31/1999                n/a                n/a

Class B
 03/08(a)-06/30/04            n/a                n/a

-------------------------------------------------------------
-------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
     6/30/2004                1.13              0.19
    12/31/2003                1.17              0.31
    12/31/2002                1.12              0.37
    12/31/2001                1.20              0.52
    12/31/2000                n/a               n/a
    12/31/1999                n/a               n/a

Class B
 03/08(a)-06/30/04            0.93              0.72

-------------------------------------------------------------
-------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
     6/30/2004                1.17             (0.11)
    12/31/2003                1.20              0.10
    12/31/2002                1.17             (0.06)
    12/31/2001                1.21              0.26
    12/31/2000                n/a                n/a
    12/31/1999                n/a                n/a

Class B
 03/08(a)-06/30/04            0.97              0.13

-------------------------------------------------------------
-------------------------------------------------------------
JNL/MELLON CAPITAL MANANAGEMENT BOND INDEX FUND

Class A
     6/30/2004                n/a                n/a
    12/31/2003                n/a                n/a
 01/15(a)-12/31/02            n/a                n/a

Class B
 03/08(a)-06/30/04            n/a                n/a

-------------------------------------------------------------

--------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.
(d)   The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights


                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
     6/30/2004         $    7.93        $    -          $ 0.30        $ 0.30            $   -              $ -
    12/31/2003              6.16          0.03            1.76          1.79            (0.02)               -
    12/31/2002              8.21          0.04           (2.09)        (2.05)               -                -
    12/31/2001              9.34          0.03           (1.13)        (1.10)           (0.03)               -
    12/31/2000             10.58          0.04           (1.24)        (1.20)           (0.03)           (0.01)
 05/16(a)-12/31/99         10.00          0.03            0.65          0.68            (0.03)           (0.07)

Class B
 03/08(a)-06/30/04          8.24         0.02            (0.02)            -                -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     6/30/2004             11.45         0.13             0.36          0.49                -                -
    12/31/2003              8.44         0.10             3.04          3.14            (0.13)               -
 01/15(a)-12/31/02         10.00         0.15            (1.51)        (1.36)           (0.20)               -

Class B
 03/08(a)-06/30/04         12.05         0.04            (0.14)        (0.10)               -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     6/30/2004             11.47         0.03             0.64          0.67                -                -
    12/31/2003              8.55         0.03             2.92          2.95            (0.03)               -
 01/15(a)-12/31/02         10.00         0.06            (1.45)        (1.39)           (0.06)               -

Class B
 03/08(a)-06/30/04         12.28         0.01            (0.14)        (0.13)               -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     6/30/2004              9.84         0.04             0.26          0.30                -                -
    12/31/2003              7.79         0.03             2.13          2.16            (0.08)           (0.03)
 01/15(a)-12/31/02         10.00         0.05            (2.26)        (2.21)               -                -

Class B
 03/08(a)-06/30/04         10.25         0.02            (0.12)        (0.10)               -                -

-------------------------------------------------------------------------------------------------------------------





                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
     6/30/2004            $ 8.23           3.78 %     $ 171,742       41.69%           0.78 %           0.71 %
    12/31/2003              7.93          29.09          89,068      123.94            0.87             0.87
    12/31/2002              6.16         (24.94)         42,071       63.08            0.89             0.69
    12/31/2001              8.21         (11.78)         31,415       55.97            0.90             0.44
    12/31/2000              9.34         (11.38)         22,622       57.14            0.90             0.56
 05/16(a)-12/31/99         10.58           6.85           5,341       34.39            0.90             0.56

Class B
 03/08(a)-06/30/04          8.24           0.00               1       41.69            0.58             0.82

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     6/30/2004             11.94           4.28         208,743        2.22            0.65             3.05
    12/31/2003             11.45          37.31          97,126        1.66            0.65             1.59
 01/15(a)-12/31/02          8.44         (13.60)         26,518       32.40            0.65             1.56

Class B
 03/08(a)-06/30/04         11.95          (0.83)              5        2.22            0.45             4.01

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     6/30/2004             12.14           5.84         139,773        8.04            0.59             0.61
    12/31/2003             11.47          34.55          81,077       18.34            0.60             0.65
 01/15(a)-12/31/02          8.55         (13.94)         12,728       60.00            0.60             0.60

Class B
 03/08(a)-06/30/04         12.15          (1.06)             31        8.04            0.39             0.82

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     6/30/2004             10.14           3.05         283,105       3.06            0.59             1.02
    12/31/2003              9.84          27.79         190,338       8.90            0.60             1.22
 01/15(a)-12/31/02          7.79         (22.10)         46,776       1.89            0.60             1.15

Class B
 03/08(a)-06/30/04         10.15          (0.98)             80       3.06            0.39             1.42

----------------------------------------------------------------------------------------------------------------




                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
     6/30/2004               n/a %              n/a %
    12/31/2003               0.89              0.85
    12/31/2002               0.90              0.68
    12/31/2001               n/a                n/a
    12/31/2000               n/a                n/a
 05/16(a)-12/31/99           n/a                n/a

Class B
 03/08(a)-06/30/04           n/a                n/a

-------------------------------------------------------------
-------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     6/30/2004               n/a                n/a
    12/31/2003               n/a                n/a
 01/15(a)-12/31/02           n/a                n/a

Class B
 03/08(a)-06/30/04           n/a                n/a

-------------------------------------------------------------
-------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     6/30/2004               n/a                n/a
    12/31/2003               0.61              0.64
 01/15(a)-12/31/02           0.61              0.59

Class B
 03/08(a)-06/30/04           n/a                n/a

-------------------------------------------------------------
-------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     6/30/2004               n/a                n/a
    12/31/2003               0.61              1.21
 01/15(a)-12/31/02           0.61              1.14

Class B
 03/08(a)-06/30/04           n/a                n/a

-------------------------------------------------------------


--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     6/30/2004         $  11.46         $ 0.03          $ 0.69         $ 0.72            $ -              $ -
    12/31/2003             7.94           0.05            3.59           3.64          (0.04)           (0.08)
 01/15(a)-12/31/02        10.00           0.08           (2.06)         (1.98)         (0.08)               -

Class B
 03/08(a)-06/30/04        12.33           0.01           (0.16)         (0.15)             -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     6/30/2004            10.12           0.03            0.27           0.30              -                -
    12/31/2003             7.20           0.03            2.89           2.92              -                -
    12/31/2002             9.27           0.03           (2.10)         (2.07)             -                -
 05/01(a)-12/31/01        10.00           0.03           (0.76)         (0.73)             -                -

Class B
 03/08(a)-06/30/04        10.71           0.01           (0.29)         (0.28)             -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
     6/30/2004             8.28          (0.02)           0.22           0.20              -                -
    12/31/2003             7.03          (0.03)           1.28           1.25              -                -
    12/31/2002             9.41          (0.03)          (2.35)         (2.38)             -                -
 05/01(a)-12/31/01        10.00           0.01           (0.59)         (0.58)         (0.01)               -

Class B
 03/08(a)-06/30/04         8.57              -           (0.09)         (0.09)             -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     6/30/2004            11.76           0.04           (0.03)          0.01              -                -
    12/31/2003            11.60           0.13            0.42           0.55          (0.17)           (0.22)
    12/31/2002            10.66           0.24            0.70           0.94              -                -
    12/31/2001            10.29           0.30            0.68           0.98          (0.28)           (0.33)
    12/31/2000             9.64           0.45            0.68           1.13          (0.47)           (0.01)
    12/31/1999            10.16           0.49           (0.52)         (0.03)         (0.49)               -

Class B
 03/08(a)-06/30/04        12.02           0.06           (0.30)         (0.24)             -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

Class A
     6/30/2004            15.55           0.18            0.30           0.48              -                -
    12/31/2003            13.14           0.32            2.51           2.83          (0.30)           (0.12)
    12/31/2002            14.00           0.42           (0.69)         (0.27)         (0.42)           (0.17)
    12/31/2001            13.13           0.41            0.98           1.39          (0.44)           (0.08)
    12/31/2000            12.60           0.50            0.52           1.02          (0.46)           (0.03)
    12/31/1999            13.48           0.44           (0.45)         (0.01)         (0.44)           (0.43)

Class B
 03/08(a)-06/30/04        16.19           0.09           (0.26)         (0.17)             -                -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     6/30/2004           $ 12.18          6.28 %      $ 122,479      18.57%           0.59 %           0.59 %
    12/31/2003             11.46         45.88           76,130      38.17            0.60             0.75
 01/15(a)-12/31/02          7.94        (19.79)          20,027      49.44            0.60             0.96

Class B
 03/08(a)-06/30/04         12.18         (1.22)              18      18.57            0.39             0.93

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     6/30/2004             10.42          2.96          165,654       8.81            1.05             0.88
    12/31/2003             10.12         40.56          104,625      38.02            1.05             0.57
    12/31/2002              7.20        (22.33)          50,522      64.05            1.05             0.44
 05/01(a)-12/31/01          9.27         (7.30)          59,841      44.80            1.05             0.54

Class B
 03/08(a)-06/30/04         10.43         (2.61)              14       8.81            0.85             1.13

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
     6/30/2004              8.48          2.42           25,454      60.93            1.00            (0.35)
    12/31/2003              8.28         17.78           32,993      94.02            1.00            (0.49)
    12/31/2002              7.03        (25.29)          17,846      55.58            1.00            (0.49)
 05/01(a)-12/31/01          9.41         (5.82)          13,557      58.88            1.00             0.17

Class B
 03/08(a)-06/30/04          8.48         (1.05)               1      60.93            0.80            (0.12)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     6/30/2004             11.77          0.09          376,057      72.01            0.80             1.30
    12/31/2003             11.76          4.78          317,301     146.76            0.80             2.02
    12/31/2002             11.60          8.85          211,362     116.05            0.80             3.23
    12/31/2001             10.66          9.52           54,851     112.25            0.80             4.35
    12/31/2000             10.29         11.75           21,715     221.61            0.93 (e)         5.98
    12/31/1999              9.64        (0.26)            9,451      91.12            0.80             5.41

Class B
 03/08(a)-06/30/04         11.78         (2.00)               1      72.01            0.60             1.38

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

Class A
     6/30/2004             16.03          3.09          324,575      47.89            0.80             2.30
    12/31/2003             15.55         21.57          303,892      54.21            0.80             2.49
    12/31/2002             13.14         (1.93)         217,013      68.30            0.81             2.98
    12/31/2001             14.00         10.57          212,196      42.38            0.81             3.28
    12/31/2000             13.13          8.25          155,270      25.76            0.82             4.02
    12/31/1999             12.60         (0.11)         143,012      35.02            0.82             3.71

Class B
 03/08(a)-06/30/04         16.02         (1.05)               1      47.89            0.60             2.03

----------------------------------------------------------------------------------------------------------------






                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     6/30/2004              n/a %             n/a %
    12/31/2003              0.61              0.74
 01/15(a)-12/31/02          0.62              0.94

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     6/30/2004              n/a               n/a
    12/31/2003              n/a               n/a
    12/31/2002              n/a               n/a
 05/01(a)-12/31/01          n/a               n/a

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
     6/30/2004              n/a               n/a
    12/31/2003              n/a               n/a
    12/31/2002              n/a               n/a
 05/01(a)-12/31/01          n/a               n/a

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     6/30/2004              n/a               n/a
    12/31/2003              n/a               n/a
    12/31/2002              n/a               n/a
    12/31/2001              n/a               n/a
    12/31/2000              n/a               n/a
    12/31/1999              n/a               n/a

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

Class A
     6/30/2004              n/a               n/a
    12/31/2003              0.81             2.48
    12/31/2002              0.81             2.98
    12/31/2001              n/a               n/a
    12/31/2000              n/a               n/a
    12/31/1999              n/a               n/a

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.80%.


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     6/30/2004         $   8.70        $ 0.32         $ (0.30)     $ 0.02                 $ -              $ -
    12/31/2003             7.79          0.55            0.90        1.45               (0.54)               -
    12/31/2002             8.29          0.66           (0.49)       0.17               (0.67)               -
    12/31/2001             8.60          0.79           (0.30)       0.49               (0.80)               -
    12/31/2000            10.13          0.98           (1.55)      (0.57)              (0.96)               -
    12/31/1999            10.89          0.88           (0.76)       0.12               (0.88)               -

Class B
 03/08(a)-06/30/04         8.82          0.19           (0.29)      (0.10)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

Class A
     6/30/2004             1.00             -               -           -                   -                -
    12/31/2003             1.00          0.01               -        0.01               (0.01)               -
    12/31/2002             1.00          0.01               -        0.01               (0.01)               -
    12/31/2001             1.00          0.03               -        0.03               (0.03)               -
    12/31/2000             1.00          0.06               -        0.06               (0.06)               -
    12/31/1999             1.00          0.05               -        0.05               (0.05)               -

Class B
 03/08(a)-06/30/04         1.00             -               -           -                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

Class A
     6/30/2004            14.70         (0.01)           0.79        0.78                   -                -
    12/31/2003            10.97          0.11            3.71        3.82               (0.03)           (0.06)
 09/30(a)-12/31/02        10.00          0.06            0.91        0.97                   -                -

Class B
 03/08(a)-06/30/04        15.47          0.06           (0.04)       0.02                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
     6/30/2004            16.54          0.04            0.55        0.59                   -                -
    12/31/2003            13.04          0.08            3.47        3.55               (0.05)               -
    12/31/2002            17.18             -           (4.14)      (4.14)                  -                -
    12/31/2001            22.91         (0.01)          (5.72)      (5.73)                  -                -
    12/31/2000            28.45         (0.05)          (5.03)      (5.08)                  -            (0.46)
    12/31/1999            22.88         (0.04)           6.76        6.72                   -            (1.15)

Class B
 03/08(a)-06/30/04        17.26          0.04           (0.15)      (0.11)                  -                -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     6/30/2004          $   8.72          0.23 %      $ 262,592       12.16%           0.80 %           7.25 %
    12/31/2003              8.70         18.67          266,181       37.45            0.81             7.47
    12/31/2002              7.79          2.05          161,094       61.00            0.82             7.89
    12/31/2001              8.29          5.67          160,781       41.24            0.81             8.68
    12/31/2000              8.60         (5.62)         144,516       62.41            0.82            10.06
    12/31/1999             10.13          1.09          147,023       61.03            0.82             9.22

Class B
 03/08(a)-06/30/04          8.72         (1.13)               1       12.16            0.60             7.44

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

Class A
     6/30/2004              1.00          0.22          184,898         n/a            0.60             0.44
    12/31/2003              1.00          0.46          184,442         n/a            0.69             0.47
    12/31/2002              1.00          1.07          214,520         n/a            0.69             1.07
    12/31/2001              1.00          3.45          242,518         n/a            0.69             3.28
    12/31/2000              1.00          5.83          185,012         n/a            0.70             5.73
    12/31/1999              1.00          4.67          164,446         n/a            0.70             4.63

Class B
 03/08(a)-06/30/04          1.00          0.14                1         n/a            0.40             0.73

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

Class A
     6/30/2004             15.48          5.31          143,150        8.91            0.85             1.43
    12/31/2003             14.70         34.80           54,532       16.19            0.85             1.81
 09/30(a)-12/31/02         10.97          9.70           18,004        8.64            0.85             2.24

Class B
 03/08(a)-06/30/04         15.49          0.13                1        8.91            0.65             1.49

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
     6/30/2004             17.13          3.57          152,954       37.91            0.99             0.36
    12/31/2003             16.54         27.23          164,927       74.82            1.00             0.45
    12/31/2002             13.04        (24.10)         153,303      123.47            0.99             0.23
    12/31/2001             17.18        (25.01)         282,049       91.77            0.96            (0.07)
    12/31/2000             22.91        (17.85)         497,299       77.67            0.94            (0.22)
    12/31/1999             28.45         29.41          454,393       74.67            0.97            (0.21)

Class B
 03/08(a)-06/30/04         17.15         (0.64)               1       37.91            0.79             0.74

----------------------------------------------------------------------------------------------------------------




                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     6/30/2004                  n/a %              n/a %
    12/31/2003                  n/a                n/a
    12/31/2002                  n/a                n/a
    12/31/2001                  n/a                n/a
    12/31/2000                  n/a                n/a
    12/31/1999                  n/a                n/a

Class B
 03/08(a)-06/30/04              n/a                n/a

---------------------------------------------------------
---------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

Class A
     6/30/2004                  n/a                n/a
    12/31/2003                  n/a                n/a
    12/31/2002                  n/a                n/a
    12/31/2001                  n/a                n/a
    12/31/2000                  n/a                n/a
    12/31/1999                  n/a                n/a

Class B
 03/08(a)-06/30/04              n/a                n/a

---------------------------------------------------------
---------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

Class A
     6/30/2004                  n/a                n/a
    12/31/2003                  0.88              1.78
 09/30(a)-12/31/02              0.98              2.11

Class B
 03/08(a)-06/30/04              n/a                n/a

---------------------------------------------------------
---------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
     6/30/2004                 1.04              0.31
    12/31/2003                 1.07              0.38
    12/31/2002                 1.05              0.17
    12/31/2001                 0.99             (0.10)
    12/31/2000                 0.95             (0.23)
    12/31/1999                 n/a                n/a

Class B
 03/08(a)-06/30/04             0.84              0.69

---------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/PUTNAM INTERNATIONAL EQUITY FUND

Class A
     6/30/2004         $    9.61        $ 0.10          $ 0.02      $ 0.12              $    -              $ -
    12/31/2003              7.59          0.10            2.06        2.16               (0.14)               -
    12/31/2002              9.66          0.08           (2.07)      (1.99)              (0.08)               -
    12/31/2001             12.23          0.08           (2.56)      (2.48)              (0.07)           (0.02)
    12/31/2000             16.79          0.08           (2.49)      (2.41)              (0.01)           (2.14)
    12/31/1999             13.62          0.09            4.28        4.37               (0.16)           (1.04)

Class B
 03/08(a)-06/30/04         10.11          0.09           (0.46)      (0.37)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
     6/30/2004              6.82         (0.02)           0.53        0.51                   -                -
    12/31/2003              5.11         (0.03)           1.74        1.71                   -                -
    12/31/2002              7.23         (0.04)          (2.08)      (2.12)                  -                -
    12/31/2001              9.90         (0.05)          (2.62)      (2.67)                  -                -
 05/01(a)-12/31/00         10.00             -           (0.10)      (0.10)                  -                -

Class B
 03/08(a)-06/30/04          7.32             -            0.02        0.02                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
     6/30/2004             16.09          0.10            0.37        0.47                   -                -
    12/31/2003             13.06          0.16            3.04        3.20               (0.17)               -
    12/31/2002             16.50          0.16           (3.44)      (3.28)              (0.16)               -
    12/31/2001             17.78          0.15           (1.27)      (1.12)              (0.16)               -
    12/31/2000             16.78          0.16            1.00        1.16               (0.16)               -
    12/31/1999             18.24          0.19           (0.38)      (0.19)              (0.20)           (1.07)

Class B
 03/08(a)-06/30/04         16.82          0.05           (0.30)      (0.25)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004             10.57         (0.01)           0.40        0.39                   -                -
    12/31/2003              8.44          0.06            2.20        2.26               (0.13)               -
    12/31/2002             10.45          0.06           (1.97)      (1.91)              (0.10)               -
    12/31/2001             12.86          0.02           (1.38)      (1.36)              (0.35)           (0.70)
    12/31/2000             14.69         (0.10)          (1.28)      (1.38)              (0.17)           (0.28)
    12/31/1999             10.88         (0.15)           4.00        3.85               (0.04)               -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/PUTNAM INTERNATIONAL EQUITY FUND

Class A
     6/30/2004             $ 9.73         1.25 %      $ 88,876       41.54%           1.20 %           1.93 %
    12/31/2003               9.61        28.53          96,811      113.94            1.23             1.17
    12/31/2002               7.59       (20.58)         78,272      134.52            1.18             0.83
    12/31/2001               9.66       (20.29)        103,972       66.42            1.17             0.76
    12/31/2000              12.23       (13.99)        126,816      138.12            1.17             0.44
    12/31/1999              16.79        32.11         105,034       26.19            1.18             0.63

Class B
 03/08(a)-06/30/04           9.74       (3.66)               1       41.54            1.00             2.79

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
     6/30/2004               7.33        7.48           31,221       53.11            1.05            (0.62)
    12/31/2003               6.82       33.46           28,909      116.81            1.05            (0.52)
    12/31/2002               5.11      (29.32)          18,647      116.70            1.05            (0.62)
    12/31/2001               7.23      (26.97)          29,541      211.61            1.05            (0.46)
 05/01(a)-12/31/00           9.90       (1.00)          46,122       58.67            1.05            (0.09)

Class B
 03/08(a)-06/30/04           7.34        0.27                1       53.11            0.85            (0.30)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY

Class A
     6/30/2004              16.56        2.92          220,997       22.79            0.97             0.96
    12/31/2003              16.09       24.55          309,732       67.86            0.98             1.16
    12/31/2002              13.06      (19.87)         256,100       62.19            0.98             1.06
    12/31/2001              16.50       (6.32)         347,246       82.54            0.96             0.89
    12/31/2000              17.78        6.96          422,750       86.43            0.96             1.05
    12/31/1999              16.78       (1.04)         319,454       72.23            0.98             1.19

Class B
 03/08(a)-06/30/04          16.57       (1.49)               1       22.79            0.77             1.22

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004              10.96        3.69          217,732       31.76            0.18            (0.18)
    12/31/2003              10.57       26.80          164,016        3.87            0.20             0.97
    12/31/2002               8.44      (18.26)          97,110       37.53            0.20             0.77
    12/31/2001              10.45      (10.58)         107,519       67.65            0.20             1.16
    12/31/2000              12.86       (9.37)          95,075       24.94            0.20             1.62
    12/31/1999              14.69       35.38           41,329       26.50            0.20             1.22

-----------------------------------------------------------------------------------------------------------------



                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/PUTNAM INTERNATIONAL EQUITY FUND

Class A
     6/30/2004               1.22 %            1.91 %
    12/31/2003               1.26              1.14
    12/31/2002               1.21              0.80
    12/31/2001               1.18              0.75
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

Class B
 03/08(a)-06/30/04           1.02              2.77

------------------------------------------------------------
------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
     6/30/2004               1.10             (0.67)
    12/31/2003               1.11             (0.58)
    12/31/2002               1.10             (0.67)
    12/31/2001               1.09             (0.50)
 05/01(a)-12/31/00           1.06             (0.10)

Class B
 03/08(a)-06/30/04           0.90             (0.35)

------------------------------------------------------------
------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
     6/30/2004               1.00              0.93
    12/31/2003               1.03              1.11
    12/31/2002               1.01              1.03
    12/31/2001               0.99              0.86
    12/31/2000               0.97              1.04
    12/31/1999               n/a                n/a

Class B
 03/08(a)-06/30/04           0.80              1.19

------------------------------------------------------------
------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004               n/a                n/a
    12/31/2003               n/a                n/a
    12/31/2002               n/a                n/a
    12/31/2001               n/a                n/a
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

------------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/S&P CONSERVATIVE GROWTH FUND I

Class A
     6/30/2004         $  10.91         $ (0.01)         $ 0.25    $   0.24                 $ -         $      -
    12/31/2003             9.48            0.10            1.58        1.68               (0.25)               -
    12/31/2002            10.54            0.10           (0.99)      (0.89)              (0.17)               -
    12/31/2001            11.83            0.08           (0.65)      (0.57)              (0.34)           (0.38)
    12/31/2000            12.45            0.11           (0.31)      (0.20)              (0.23)           (0.19)
    12/31/1999            10.47           (0.06)           2.10        2.04               (0.06)               -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 100 FUND

Class A
     6/30/2004            10.52           (0.02)           0.30        0.28                   -                -
    12/31/2003             8.66            0.03            1.88        1.91               (0.03)           (0.02)
 01/15(a)-12/31/02        10.00            0.07           (1.41)      (1.34)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 50 FUND

Class A
     6/30/2004            10.26           (0.02)           0.42        0.40                   -                -
    12/31/2003             7.84            0.03            2.39        2.42                   -                -
 01/15(a)-12/31/02        10.00            0.01           (2.17)      (2.16)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 75 FUND

Class A
     6/30/2004            10.39           (0.03)           0.38        0.35                   -                -
    12/31/2003             8.25            0.03            2.15        2.18               (0.02)           (0.02)
 01/15(a)-12/31/02        10.00            0.05           (1.80)      (1.75)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004             9.55           (0.01)           0.43        0.42                   -                -
    12/31/2003             7.35            0.01            2.19        2.20                   -                -
    12/31/2002             9.58               -           (2.22)      (2.22)              (0.01)               -
    12/31/2001            12.59           (0.05)          (1.67)      (1.72)              (0.31)           (0.98)
    12/31/2000            15.56           (0.21)          (2.17)      (2.38)              (0.17)           (0.42)
    12/31/1999            10.75           (0.16)           5.02        4.86               (0.05)               -

-------------------------------------------------------------------------------------------------------------------





                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/S&P CONSERVATIVE GROWTH FUND I

Class A
     6/30/2004          $ 11.15            2.20 %      $ 530,432     25.94%           0.18 %          (0.16)%
    12/31/2003            10.91           17.75          402,322      2.24            0.20             1.79
    12/31/2002             9.48           (8.48)         227,833     31.43            0.20             1.75
    12/31/2001            10.54           (4.78)         187,495     49.46            0.20             2.42
    12/31/2000            11.83           (1.55)         139,701     25.30            0.20             3.53
    12/31/1999            12.45           19.52           72,998     12.96            0.20             3.97

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 100 FUND

Class A
     6/30/2004            10.80            2.66           42,783     11.92            0.18            (0.15)
    12/31/2003            10.52           22.08           36,421      6.64            0.20             0.90
 01/15(a)-12/31/02         8.66          (13.40)          14,213     26.04            0.20             1.87

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 50 FUND

Class A
     6/30/2004             10.66           3.90           11,095     37.41            0.19            (0.19)
    12/31/2003             10.26          30.93            7,629     11.61            0.20             0.65
 01/15(a)-12/31/02          7.84         (21.60)           1,969     46.56            0.20             0.25

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 75 FUND

Class A
     6/30/2004             10.74           3.37           17,030     20.90            0.18            (0.18)
    12/31/2003             10.39          26.48           10,017     22.32            0.20             0.76
 01/15(a)-12/31/02          8.25         (17.50)           4,460     18.99            0.20             1.30

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004              9.97           4.40           62,068     32.85            0.18            (0.18)
    12/31/2003              9.55          29.94           51,344      9.22            0.20             0.09
    12/31/2002              7.35         (23.21)          31,372     41.22            0.20             0.00
    12/31/2001              9.58         (13.69)          41,038     75.09            0.20             0.06
    12/31/2000             12.59         (15.27)          40,471     28.62            0.20             0.56
    12/31/1999             15.56          45.25           18,680     41.60            0.20            (0.09)

---------------------------------------------------------------------------------------------------------------




                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/S&P CONSERVATIVE GROWTH FUND I

Class A
     6/30/2004                 n/a %              n/a %
    12/31/2003                 n/a                n/a
    12/31/2002                 n/a                n/a
    12/31/2001                 n/a                n/a
    12/31/2000                 n/a                n/a
    12/31/1999                 n/a                n/a

----------------------------------------------------------
----------------------------------------------------------
JNL/S&P CORE INDEX 100 FUND

Class A
     6/30/2004                 n/a                n/a
    12/31/2003                 n/a                n/a
 01/15(a)-12/31/02             n/a                n/a

----------------------------------------------------------
----------------------------------------------------------
JNL/S&P CORE INDEX 50 FUND

Class A
     6/30/2004                 n/a                n/a
    12/31/2003                 n/a                n/a
 01/15(a)-12/31/02             n/a                n/a

----------------------------------------------------------
----------------------------------------------------------
JNL/S&P CORE INDEX 75 FUND

Class A
     6/30/2004                 n/a                n/a
    12/31/2003                 n/a                n/a
 01/15(a)-12/31/02             n/a                n/a

----------------------------------------------------------
----------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004                 n/a                n/a
    12/31/2003                 n/a                n/a
    12/31/2002                 n/a                n/a
    12/31/2001                 n/a                n/a
    12/31/2000                 n/a                n/a
    12/31/1999                 n/a                n/a

----------------------------------------------------------


--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/S&P EQUITY GROWTH FUND I

Class A
     6/30/2004         $   9.65        $ (0.01)          $ 0.41    $   0.40                 $ -            $   -
    12/31/2003             7.45           0.01             2.19        2.20                   -                -
    12/31/2002             9.73              -            (2.27)      (2.27)              (0.01)               -
    12/31/2001            12.59          (0.06)           (1.73)      (1.79)              (0.26)           (0.81)
    12/31/2000            15.21          (0.18)           (1.96)      (2.14)              (0.15)           (0.33)
    12/31/1999            10.64          (0.18)            4.77        4.59               (0.02)               -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND I

Class A
     6/30/2004            11.07          (0.01)            0.34        0.33                   -                -
    12/31/2003             9.25           0.08             1.93        2.01               (0.19)               -
    12/31/2002            10.70           0.08            (1.41)      (1.33)              (0.12)               -
    12/31/2001            12.37           0.01            (0.92)      (0.91)              (0.32)           (0.44)
    12/31/2000            13.42           0.03            (0.62)      (0.59)              (0.21)           (0.25)
    12/31/1999            10.63          (0.11)            2.95        2.84               (0.05)               -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004             9.95          (0.01)            0.46        0.45                   -                -
    12/31/2003             7.62              -             2.33        2.33                   -                -
    12/31/2002             9.93              -            (2.30)      (2.30)              (0.01)               -
    12/31/2001            13.08          (0.04)           (1.76)      (1.80)              (0.28)           (1.07)
    12/31/2000            16.61          (0.29)           (2.56)      (2.85)              (0.18)           (0.50)
    12/31/1999            11.19          (0.21)            5.68        5.47               (0.04)           (0.01)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS BALANCED FUND

Class A
     6/30/2004            10.96           0.19             0.21        0.40                   -                -
    12/31/2003             9.55           0.15             1.48        1.63               (0.22)               -
    12/31/2002            10.30           0.02            (0.77)      (0.75)                  -                -
    12/31/2001            10.58           0.21            (0.26)      (0.05)              (0.19)           (0.04)
    12/31/2000            10.11           0.36             0.46        0.82               (0.35)               -
    12/31/1999            10.38           0.28            (0.27)       0.01               (0.28)               -

Class B
 03/08(a)-06/30/04        11.54           0.05            (0.22)      (0.17)                  -                -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/S&P EQUITY GROWTH FUND I

Class A
     6/30/2004           $ 10.05           4.15 %    $ 222,400        30.98%           0.18 %          (0.18)%
    12/31/2003              9.65          29.55        175,618         7.74            0.20             0.18
    12/31/2002              7.45         (23.34)       105,130        36.47            0.20             0.02
    12/31/2001              9.73         (14.31)       145,413        76.59            0.20             0.09
    12/31/2000             12.59         (14.06)       135,523        28.83            0.20             0.52
    12/31/1999             15.21          43.19         60,879        34.62            0.20            (0.01)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND I

Class A
     6/30/2004             11.40           2.98        831,973        27.56            0.17            (0.15)
    12/31/2003             11.07          21.73        609,887         3.33            0.20             1.40
    12/31/2002              9.25         (12.40)       331,543        32.67            0.20             1.26
    12/31/2001             10.70          (7.34)       298,741        59.64            0.20             1.66
    12/31/2000             12.37          (4.35)       222,052        19.23            0.20             2.61
    12/31/1999             13.42          26.74        110,608        17.15            0.20             2.99

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004             10.40           4.52         72,706        28.91            0.18            (0.18)
    12/31/2003              9.95          30.58         60,193        13.41            0.20             0.03
    12/31/2002              7.62         (23.20)        42,128        39.74            0.20            (0.04)
    12/31/2001              9.93         (13.73)        58,358        92.20            0.20             0.07
    12/31/2000             13.08         (17.16)        57,841        29.95            0.20             0.54
    12/31/1999             16.61          48.86         23,588       141.89            0.20            (0.13)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS BALANCED FUND

Class A
     6/30/2004             11.36           3.65         13,079        14.96            0.90             1.47
    12/31/2003             10.96          17.05         18,640        24.48            0.90             1.64
    12/31/2002              9.55          (7.28)        15,453        29.32            0.90             2.05
    12/31/2001             10.30          (0.52)        18,097        46.03            0.93 (e)         2.46
    12/31/2000             10.58           8.20         12,597        26.67            0.90             3.91
    12/31/1999             10.11           0.09          7,517        59.53            0.90             3.54

Class B
 03/08(a)-06/30/04         11.37          (1.47)             1        14.96            0.70             1.47

----------------------------------------------------------------------------------------------------------------



                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/S&P EQUITY GROWTH FUND I

Class A
     6/30/2004               n/a %              n/a %
    12/31/2003               n/a                n/a
    12/31/2002               n/a                n/a
    12/31/2001               n/a                n/a
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

------------------------------------------------------------
------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND I

Class A
     6/30/2004               n/a                n/a
    12/31/2003               n/a                n/a
    12/31/2002               n/a                n/a
    12/31/2001               n/a                n/a
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

------------------------------------------------------------
------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004               n/a                n/a
    12/31/2003               n/a                n/a
    12/31/2002               n/a                n/a
    12/31/2001               n/a                n/a
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

------------------------------------------------------------
------------------------------------------------------------
JNL/SALOMON BROTHERS BALANCED FUND

Class A
     6/30/2004               n/a                n/a
    12/31/2003               n/a                n/a
    12/31/2002               n/a                n/a
    12/31/2001               n/a                n/a
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

Class B
 03/08(a)-06/30/04           n/a                n/a

------------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.90%


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
     6/30/2004         $  8.03          $ 0.44         $ (0.39)     $ 0.05               $   -          $     -
    12/31/2003            6.98            0.75            1.05        1.80               (0.75)               -
    12/31/2002            7.42            0.87           (0.44)       0.43               (0.87)               -
    12/31/2001            7.67            0.65           (0.24)       0.41               (0.66)               -
    12/31/2000            8.71            0.64           (1.05)      (0.41)              (0.63)               -
    12/31/1999            9.59            0.71           (0.88)      (0.17)              (0.71)               -

Class B
 03/08(a)-06/30/04        8.15            0.20           (0.27)      (0.07)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
     6/30/2004           11.40            0.27           (0.28)      (0.01)                  -                -
    12/31/2003           10.63            0.49            0.95        1.44               (0.52)           (0.15)
    12/31/2002           10.41            0.65            0.22        0.87               (0.65)               -
    12/31/2001           10.37            0.68            0.01        0.69               (0.65)               -
    12/31/2000           10.25            0.68            0.06        0.74               (0.62)               -
    12/31/1999           10.67            0.62           (0.42)       0.20               (0.62)               -

Class B
 03/08(a)-06/30/04       11.60            0.22           (0.42)      (0.20)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     6/30/2004           11.47            0.24           (0.26)      (0.02)                  -                -
    12/31/2003           11.89            0.45           (0.31)       0.14               (0.42)           (0.14)
    12/31/2002           11.17            0.42            0.86        1.28               (0.42)           (0.14)
    12/31/2001           10.96            0.50            0.25        0.75               (0.49)           (0.05)
    12/31/2000           10.36            0.60            0.59        1.19               (0.59)               -
    12/31/1999           11.15            0.51           (0.79)      (0.28)              (0.51)               -

Class B
 03/08(a)-06/30/04       11.75            0.13           (0.43)      (0.30)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
     6/30/2004           17.43            0.05            0.51        0.56                   -                -
    12/31/2003           14.06            0.13            3.24        3.37                   -                -
    12/31/2002           19.48            0.10           (5.38)      (5.28)              (0.14)               -
    12/31/2001           25.97            0.08           (6.19)      (6.11)              (0.35)           (0.03)
    12/31/2000           35.69            0.07           (6.55)      (6.48)              (0.59)           (2.65)
    12/31/1999           22.11               -           14.27       14.27                   -            (0.69)

Class B
 03/08(a)-06/30/04       18.37            0.06           (0.43)      (0.37)                  -                -

-------------------------------------------------------------------------------------------------------------------



                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
     6/30/2004           $  8.08           0.62 %       $ 13,243      18.69%           0.90 %           7.77 %
    12/31/2003              8.03          25.79           19,464      71.74            0.90             8.47
    12/31/2002              6.98           5.76           17,079      77.04            0.90             8.88
    12/31/2001              7.42           5.33           20,220      48.73            0.90             8.54
    12/31/2000              7.67          (4.67)          16,437      35.52            0.90             9.17
    12/31/1999              8.71          (1.76)          10,690      31.39            0.90             8.74

Class B
 03/08(a)-06/30/04          8.08          (0.86)               1      18.69            0.70             8.17

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
     6/30/2004             11.39          (0.09)         236,150      37.97            0.94             5.14
    12/31/2003             11.40          13.53          197,923      61.03            0.95             5.03
    12/31/2002             10.63           8.38          125,881      83.34            0.95             6.22
    12/31/2001             10.41           6.71          123,310      86.36            0.98 (e)         6.46
    12/31/2000             10.37           7.28          116,654      93.13            0.95             7.42
    12/31/1999             10.25           1.87           81,061      98.01            0.95             7.22

Class B
 03/08(a)-06/30/04         11.40          (1.72)               1      37.97            0.74             4.95

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     6/30/2004             11.45          (0.17)         215,326       6.52            0.79             3.85
    12/31/2003             11.47           1.18          257,274      43.56            0.78             3.26
    12/31/2002             11.89          11.47          304,265      35.72            0.78             4.26
    12/31/2001             11.17           6.92          226,275      69.10            0.82 (f)         5.09
    12/31/2000             10.96          11.50          138,122      49.09            0.80             6.06
    12/31/1999             10.36          (2.50)         106,329     122.72            0.80             5.45

Class B
 03/08(a)-06/30/04         11.45          (2.55)               1       6.52            0.59             3.89

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
     6/30/2004             17.99           3.21          196,428     167.45            1.12             0.54
    12/31/2003             17.43          23.97          197,288     120.39            1.13             0.70
    12/31/2002             14.06         (27.12)         206,070      65.19            1.07             0.45
    12/31/2001             19.48         (23.50)         389,796      93.37            1.05             0.42
    12/31/2000             25.97         (18.28)         665,187      65.56            1.03             0.03
    12/31/1999             35.69          64.58          597,241      61.60            1.06             0.01

Class B
 03/08(a)-06/30/04         18.00          (2.01)               1     167.45            0.92             1.25

---------------------------------------------------------------------------------------------------------------



                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
     6/30/2004                n/a %              n/a %
    12/31/2003                n/a                n/a
    12/31/2002                n/a                n/a
    12/31/2001                n/a                n/a
    12/31/2000                n/a                n/a
    12/31/1999                n/a                n/a

Class B
 03/08(a)-06/30/04            n/a                n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
     6/30/2004                n/a                n/a
    12/31/2003                n/a                n/a
    12/31/2002                n/a                n/a
    12/31/2001                n/a                n/a
    12/31/2000                n/a                n/a
    12/31/1999                n/a                n/a

Class B
 03/08(a)-06/30/04            n/a                n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/SALOMON BROTHERS U.S GOVERNMENT & QUALITY BOND FUND

Class A
     6/30/2004                n/a                n/a
    12/31/2003                n/a                n/a
    12/31/2002                n/a                n/a
    12/31/2001                n/a                n/a
    12/31/2000                n/a                n/a
    12/31/1999                n/a                n/a

Class B
 03/08(a)-06/30/04            n/a                n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
     6/30/2004                1.19              0.47
    12/31/2003                1.18              0.65
    12/31/2002                1.10              0.42
    12/31/2001                1.06              0.41
    12/31/2000                n/a                n/a
    12/31/1999                n/a                n/a

Class B
 03/08(a)-06/30/04            0.99              1.18

-----------------------------------------------------------


--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.95%
(f)  The ratio of net operating expenses was 0.79%



                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
     6/30/2004         $   17.65        $ (0.04)         $ 1.59    $   1.55                 $ -         $      -
    12/31/2003             13.03          (0.04)           4.66        4.62                   -                -
    12/31/2002             18.55          (0.04)          (5.48)      (5.52)                  -                -
    12/31/2001             26.65              -           (8.04)      (8.04)              (0.01)           (0.05)
    12/31/2000             39.97           0.16           (8.45)      (8.29)              (0.51)           (4.52)
    12/31/1999             22.09          (0.06)          20.87       20.81                   -            (2.93)

Class B
 03/08(a)-06/30/04         18.67              -            0.55        0.55                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
     6/30/2004             16.77           0.01            0.39        0.40                   -                -
    12/31/2003             12.85           0.02            3.90        3.92                   -                -
    12/31/2002             16.78           0.01           (3.92)      (3.91)              (0.02)               -
    12/31/2001             18.74           0.02           (1.94)      (1.92)                  -            (0.04)
    12/31/2000             21.70              -           (0.11)      (0.11)              (0.01)           (2.84)
    12/31/1999             19.06           0.03            4.12        4.15               (0.03)           (1.48)

Class B
 03/08(a)-06/30/04         17.44           0.01           (0.27)      (0.26)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
     6/30/2004             24.89          (0.07)           1.96        1.89                   -                -
    12/31/2003             18.05          (0.12)           7.08        6.96                   -            (0.12)
    12/31/2002             23.12          (0.15)          (4.92)      (5.07)                  -                -
    12/31/2001             23.47          (0.13)          (0.22)      (0.35)                  -                -
    12/31/2000             23.71          (0.04)           1.67        1.63                   -            (1.87)
    12/31/1999             20.43          (0.05)           4.93        4.88                   -            (1.60)

Class B
 03/08(a)-06/30/04         26.20          (0.02)           0.62        0.60                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
     6/30/2004             11.92           0.05            0.52        0.57                   -                -
    12/31/2003              9.22           0.06            2.70        2.76               (0.06)               -
    12/31/2002             11.11           0.09           (1.96)      (1.87)                  -            (0.02)
    12/31/2001             11.14           0.08            0.01        0.09               (0.08)           (0.04)
 05/01(a)-12/31/00         10.00           0.09            1.16        1.25               (0.09)           (0.02)

Class B
 03/08(a)-06/30/04         12.50           0.03           (0.03)          -                   -                -

-------------------------------------------------------------------------------------------------------------------


                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/SELECT LARGE CAP GROWTH FUND

Class A
     6/30/2004         $   19.20          8.78 %     $ 271,376       102.46%           1.01 %          (0.44)%
    12/31/2003             17.65         35.46          257,852       78.47            1.04            (0.28)
    12/31/2002             13.03        (29.76)         215,884      117.19            1.02            (0.18)
    12/31/2001             18.55        (30.18)         436,946      100.02            0.99             0.05
    12/31/2000             26.65        (20.97)         744,972       61.65            0.98             0.25
    12/31/1999             39.97         94.43          654,546       95.06            1.01            (0.40)

Class B
 03/08(a)-06/30/04         19.22          2.95                1      102.46            0.81            (0.31)

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
     6/30/2004             17.17          2.39          562,627       17.07            0.92             0.09
    12/31/2003             16.77         30.54          474,046       36.37            0.92             0.14
    12/31/2002             12.85        (23.33)         316,367       46.16            0.92             0.06
    12/31/2001             16.78        (10.23)         474,105       63.38            0.92             0.12
    12/31/2000             18.74         (0.34)         411,855       77.19            0.92             0.03
    12/31/1999             21.70         21.77          351,338       61.45            0.93             0.16

Class B
 03/08(a)-06/30/04         17.18         (1.49)               1       17.07            0.82             0.38

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
     6/30/2004             26.78          7.59          491,997       17.98            1.02            (0.63)
    12/31/2003             24.89         38.60          379,541       42.89            1.03            (0.60)
    12/31/2002             18.05        (21.93)         248,327       42.22            1.03            (0.67)
    12/31/2001             23.12         (1.49)         366,028       44.26            1.02            (0.56)
    12/31/2000             23.47          7.16          419,796       47.90            1.02            (0.20)
    12/31/1999             23.71         24.01          286,502       56.68            1.03            (0.28)

Class B
 03/08(a)-06/30/04         26.80          2.29                5       17.98            0.82            (0.42)

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
     6/30/2004             12.49          4.78          415,195       26.21            0.99             0.74
    12/31/2003             11.92         29.97          404,470       28.06            1.00             1.05
    12/31/2002              9.22        (16.84)         220,106       38.21            1.00             0.97
    12/31/2001             11.11          0.78          216,408       42.29            1.00             0.93
 05/01(a)-12/31/00         11.14         12.54           26,446       44.84            1.00             1.47

Class B
 03/08(a)-06/30/04         12.50          0.00                1       26.21            0.79             1.09

--------------------------------------------------------------------------------------------------------------


                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/SELECT LARGE CAP GROWTH FUND

Class A
     6/30/2004               1.02 %           (0.45)%
    12/31/2003               1.08             (0.32)
    12/31/2002               1.10             (0.26)
    12/31/2001               1.02              0.02
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

Class B
 03/08(a)-06/30/04           0.82             (0.32)

----------------------------------------------------------
----------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
     6/30/2004               0.93              0.08
    12/31/2003               0.95              0.11
    12/31/2002               0.94              0.04
    12/31/2001               0.92              0.12
    12/31/2000               0.92              0.03
    12/31/1999               n/a                n/a

Class B
 03/08(a)-06/30/04           0.83              0.37

----------------------------------------------------------
----------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
     6/30/2004               1.04             (0.65)
    12/31/2003               1.04             (0.61)
    12/31/2002               1.04             (0.68)
    12/31/2001               1.03             (0.57)
    12/31/2000               n/a               n/a
    12/31/1999               n/a               n/a

Class B
 03/08(a)-06/30/04           0.84             (0.44)

----------------------------------------------------------
----------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
     6/30/2004               1.01              0.72
    12/31/2003               1.02              1.03
    12/31/2002               1.02              0.95
    12/31/2001               1.02              0.91
 05/01(a)-12/31/00           1.01              1.46

Class B
 03/08(a)-06/30/04           0.81              1.07

----------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.





(To be used with VC3656 Rev. 05/04,  VC3652 Rev. 5/04, VC3657 Rev. 05/04, VC3723
Rev. 5/04,  VC5825 05/04,  NV3174CE Rev. 05/04,  NV3784 Rev. 05/04,  VC5526 Rev.
05/04,  NV5526 Rev. 05/04,  NV5825 Rev. 5/04,  FVC4224FT 5/04, HR105 Rev. 05/04,
and VC2440 Rev. 05/04.)

                                                                V________ 10/04

                     SUPPLEMENT DATED OCTOBER 4, 2004 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2004

                               JNL(R) SERIES TRUST

All references to the Funds listed under "Old Fund Name" should be deleted from the Statement of Additional Information and replaced with the "New Fund Name" as designated:

--------------------------------------------- ---------------------------------------------
OLD FUND NAME                                 NEW FUND NAME
--------------------------------------------- ---------------------------------------------
--------------------------------------------- ---------------------------------------------
JNL/PPM America Balanced Fund                 JNL/Select Balanced Fund
JNL/Salomon Brothers Balanced Fund
--------------------------------------------- ---------------------------------------------
--------------------------------------------- ---------------------------------------------
JNL/PPM America High Yield Bond Fund          JNL/Salomon Brothers High Yield Bond Fund
--------------------------------------------- ---------------------------------------------
--------------------------------------------- ---------------------------------------------
JNL/PPM America Money Market Fund             JNL/Select Money Market Fund
--------------------------------------------- ---------------------------------------------
--------------------------------------------- ---------------------------------------------
JNL/PPM America Value Fund                    JNL/Select Value Fund
--------------------------------------------- ---------------------------------------------
--------------------------------------------- ---------------------------------------------

JNL/S&P Moderate Growth Fund I                JNL/S&P Managed Growth Fund
JNL/S&P Core Index 100 Fund

--------------------------------------------- ---------------------------------------------
--------------------------------------------- ---------------------------------------------

JNL/S&P Conservative Growth Fund I            JNL/S&P Managed Moderate Growth Fund

--------------------------------------------- ---------------------------------------------
--------------------------------------------- ---------------------------------------------

JNL/S&P Aggressive Growth Fund I              JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Core Index 50 Fund
JNL/S&P Core Index 75 Fund

JNL/S&P Very Aggressive Growth Fund I
JNL/S&P Equity Aggressive Growth Fund I
JNL/S&P Equity Growth Fund I
--------------------------------------------- ---------------------------------------------

Please delete all references to PPM America, Inc., PPM America and PPM.


The following should be added to the first page:

                SHAREHOLDER COMMUNICATIONS WITH TRUSTEES/MANAGERS

     Shareholders of the Funds can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dominic D'Annunzio, P.O. Box 30902, Lansing, MI 48909-8402. Shareholders can communicate directly with an individual trustee by writing to that trustee at P.O. Box 30902, Lansing, MI 48909-8402. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.


On page 28, under the section entitled "FUNDAMENTAL POLICIES", paragraph (1) should be deleted in its entirety and replaced with the following:


     (1) Each Fund,  except the JNL/S&P  Managed  Growth Fund,  JNL/S&P  Managed
Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/Lazard Small Cap Value Fund and JNL/Lazard Mid Cap Value Fund, shall be a "diversified company," as such term is defined under the 1940 Act.

On pages 39 and 40, under the section entitled "TRUSTEES AND OFFICERS OF THE TRUST" the last paragraph and the chart should be deleted in its entirety and replaced with the following:

         For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL(R) Series Trust (40 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (15 portfolios), JNL Variable Fund III LLC (1 portfolio), JNL Variable Fund V LLC (1 portfolio), and JNLNYSM Variable Fund I LLC (7 portfolios). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.


------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------

                                                                                                   NUMBER OF
                                  CURRENT                                                        PORTFOLIOS IN             OTHER
                                 POSITION         LENGTH                 PRINCIPAL             THE FUND COMPLEX        TRUSTEESHIPS
    TRUSTEE/OFFICER (AGE)        WITH THE        OF TIME                 OCCUPATION             OVERSEEN BY THE           HELD BY
          & ADDRESS                TRUST          SERVED            FOR THE PAST 5 YEARS            TRUSTEE             THE TRUSTEE
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
INTERESTED TRUSTEE
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
Robert A. Fritts* (55)          Trustee      8/97 to           Senior Vice President (9/03            65          None
1 Corporate Way                              present           to present) and Controller of
Lansing, MI 48951                                              Jackson National Life
                                President    12/02 to          Insurance Company (9/82 to
                                and Chief    present           present); Vice President and
                                Executive                      Controller of Jackson
                                Officer                        National Life Insurance
                                                               Company (8/82 to 8/03);
                                                               Trustee or Manager, and
                                                               (since 12/02) President and
                                                               Chief Executive Officer, of
                                                               each other investment company
                                                               in the Fund Complex.
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
Michael Bouchard (47)           Trustee      12/03 to present  Sheriff, Oakland County,               65          None
1 Corporate Way                                                Michigan (1/99 to present);
Lansing, MI 48951                                              Senator - State of Michigan
                                                               (1991 to 1999);
                                                               Chairman - Financial Services
                                                               Committee (1/95 to 1/99)
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
Dominic D'Annunzio (65)         Chairman     2/04 to           Acting Commissioner of                 65          None
1 Corporate Way                 of the       present           Insurance for the State of
Lansing, MI 48951               Board                          Michigan (1/90 to 5/90) (8/97
                                                               to 5/98)
                                Trustee      2/02 to
                                             present
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
Michelle Engler (45)            Trustee      12/03 to present  Attorney (1983 to present);            65          Director of
1 Corporate Way                                                First Lady of the State of                         Federal Home
Lansing, MI 48951                                              Michigan (1990 to 2002);                           Loan Mortgage
                                                               Michigan Community Service                         Corporation
                                                               Commission Chair (1991 to
                                                               2000)
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
Joseph Frauenheim (70)          Trustee      12/94 to present  Consultant (Banking)                   65          None
1 Corporate Way
Lansing, MI 48951
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
Richard McLellan (61)           Trustee      12/94 to present  Member, Dykema Gossett PLLC            65          None
1 Corporate Way                                                (Law Firm)
Lansing, MI 48951

------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------


* Mr. Fritts is an "interested persons" of the Trust due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser and Distributor.



--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------

                                                                                                   NUMBER OF
                               CURRENT                                                         PORTFOLIOS IN THE         OTHER
                              POSITION         LENGTH OF                 PRINCIPAL                FUND COMPLEX        TRUSTEESHIPS
 TRUSTEE/OFFICER (AGE) &      WITH THE            TIME                  OCCUPATION              OVERSEEN BY THE         HELD BY
         ADDRESS                TRUST            SERVED             FOR THE PAST 5 YEARS            TRUSTEE           THE TRUSTEE
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
OFFICERS
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
Mark D. Nerud (38)          Vice           8/97 to             Chief Financial Officer           Not Applicable       Not Applicable
225 West Wacker Drive,      President      present             (11/00 to present) and
Chicago, IL 60606                                              Managing Board Member of the
                            Treasurer      12/02 to            Adviser (11/00 to 11/03);
                            and Chief      present             Vice President, Treasurer,
                            Financial                          Chief Financial Officer of
                            Officer                            other Investment Companies
                                                               advised by the Adviser; Vice
                                                               President - Fund Accounting
                                                               & Administration of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to present)
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
Susan S. Rhee (32)          Vice           2/04 to             Secretary of the Adviser          Not Applicable       Not Applicable
1 Corporate Way             President,     present             (11/00 to present);
Lansing, MI 48951           Counsel and                        Assistant Vice President of
                            Secretary                          Jackson National Life
                                                               Insurance Company (8/03 to
                                                               present); Associate General
                                                               Counsel of Jackson National
                                                               Life Insurance Company (7/01
                                                               to present); Senior Attorney
                                                               of Jackson National Life
                                                               Insurance Company (1/00 to
                                                               7/01); Goldman, Sachs & Co.
                                                               (10/99 to 12/99); Van Eck
                                                               Associates Corporation (9/97
                                                               to 10/99)

--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------


On page 55, please delete the second full paragraph beginning with "PPM America, Inc." in its entirety.

On page 55, please delete the last paragraph in its entirety and replace it with the following:


Salomon Brothers Asset Management Inc. ("SBAM"), located at 300 Greenwich Street, New York, NY 10013, serves as sub-adviser to the JNL/Salomon Brothers High Yield Bond Fund, the JNL/Salomon Brothers Strategic Bond Fund, and the JNL/Salomon Brothers U.S. Government & Quality Bond Fund. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies.


On page 56, please delete the second paragraph in its entirety and replace it with the following:


Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041, serves as sub-adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.



On page 56, please delete the last paragraph in its entirety and replace it with the following:


         Wellington Management Company, LLP ("Wellington Management"), with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as sub-adviser to the JNL/Select Balanced Fund, JNL/Select Global Growth Fund, JNL/Select Large Cap Growth Fund, JNL/Select Money Market Fund and JNL/Select Value Fund. Wellington Management is a Massachusetts limited liability partnership. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets.


On page 63, please add the following at the end of the section entitled "SUB-ADVISORY AGREEMENT LAZARD, J.P. MORGAN, T. ROWE PRICE, SALOMON AND EAGLE":


     At the May 13, 2004 meeting, Salomon Brothers provided updated information to the Board of Trustees to approve the amendment to the Salomon Brothers Sub-Advisory Agreement. Among the type of information considered by the Board at the May 13, 2004 meeting were the following:


     o    Personnel of Salomon Brothers to be involved in managing the Funds.


     o Historical performance data, prepared by Salomon Brothers, reflecting the performance of portfolios advised by Salomon Brothers having investment objectives similar to the Fund.

     o An analysis, prepared by the Adviser, comparing the sub-advisory fees paid to Salomon Brothers for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees to be paid to Salomon
          Brothers under the agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o Copies of Salomon Brothers' Proxy Voting Policies and Procedures, Personal Investment Policy and Best Execution Policy.


On page 65, please add the following at the end of the section entitled "SUB-ADVISORY AGREEMENT WITH WELLINGTON MANAGEMENT, LLP ("WELLINGTON")":


     At a meeting on May 13, 2004, the Board, including a majority of the Disinterested Trustees, unanimously approved a change in sub-adviser of the JNL/PPM America Balanced Fund, JNL/PPM America Money Market Fund and JNL/PPM America Value Fund from PPM to Wellington Management after determining that the change in sub-adviser was in the best interests of the JNL/PPM America Balanced Fund, JNL/PPM America Money Market Fund and JNL/PPM America Value Fund and their shareholders. At that meeting, the Board approved the amendment to the Wellington Management Sub-Advisory Agreement (which amended and restated an existing Sub-Advisory Agreement with Wellington Management to add the JNL/PPM America Balanced Fund, JNL/PPM America Money Market Fund and JNL/PPM America Value Fund). In determining to approve the amendment, the Board considered information provided by Wellington Management, as well as information and analysis provided by JNAM with respect to Wellington Management. Among the type of information considered by the Board in determining approval of the amendment of the sub-advisory agreement was in the best interests of the Funds and their shareholders were the following:


     o The Trustees were presented with information, prepared by Wellington Management, describing its investment processes, the security selection criteria to be employed in managing the Funds, and the personnel of Wellington Management to be involved in managing the Funds.

     o The Trustees were presented with an analysis, prepared by the Adviser, comparing the sub-advisory fees paid to Wellington Management for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees to be paid to Wellington Management under the agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o The Trustees were provided with information on the financial condition of Wellington Management, and its subsidiaries, demonstrating that Wellington Management was in adequate financial condition.


     o The Trustees were provided copies of Wellington Management's Policy on Allocation of Transactions Among and Between Clients and Statement on Internal Controls.


On page 66, please delete the chart in its entirety and replace it with the following:

                             FUND                                               ASSETS                        FEES

  JNL/AIM Large Cap Growth Fund........................        $0 to $50 million.......................      .55%
                                                               $50 million to $200 million.............      .50%
                                                               $200 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

  JNL/AIM Small Cap Growth Fund........................        $0 to $500 million......................      .65%
                                                               Over $500 million.......................      .60%

  JNL/Alger Growth Fund................................        $0 to $300 million......................      .45%
                                                               $300 million to $500 million............      .35%
                                                               Over $500 million.......................      .30%

  JNL/Alliance Capital Growth Fund.....................        $0 to $10 million.......................      .90%
                                                               $10 million to $20 million..............      .75%
                                                               $20 million to $ 40 million.............      .625%
                                                               $40 million to $60 million..............      .375%
                                                               Over $60 million........................      .25%

  JNL/Eagle Core Equity Fund...........................        $0 to $50 million.......................      .45%
                                                               $50 million to $300 million.............      .40%
                                                               Over $300 million.......................      .30%

  JNL/Eagle SmallCap Equity Fund.......................        $0 to $150 million......................      .50%
                                                               $150 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

  JNL/FMR Balanced Fund................................        $0 to $250 million......................      .45%
                                                               $250 million to $750 million............      .40%
                                                               Over $750 million......................       .35%

  JNL/FMR Capital Growth Fund..........................        $0 to $250 million......................      .45%
                                                               $250 million to $750 million............      .40%
                                                               Over $750 million......................       .35%

  JNL/JPMorgan International Value Fund................        $0 to $50 million.......................      .55%
                                                               $50 million to $200 million.............      .50%
                                                               $200 million to $350 million............      .45%
                                                               Over $350 million.......................      .40%

  JNL/Lazard Mid Cap Value Fund........................        $0 to $50 million.......................      .55%
                                                               $50 million to $150 million.............      .525%
                                                               $150 million to $300 million............      .475%
                                                               Over $300 million.......................      .45%

  JNL/Lazard Small Cap Value Fund......................        $0 to $50 million.......................      .625%
                                                               $50 million to $150 million.............      .575%
                                                               $150 million to $300 million............      .525%
                                                               Over $300 million.......................      .475%

  JNL/ Mellon Capital Management S&P 500 Index Fund....        $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%

  JNL/ Mellon Capital Management S&P 400 MidCap Index Fund     $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%

  JNL/ Mellon Capital Management Small Cap Index Fund..        $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%

  JNL/Mellon Capital Management International Index Fund.....  $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%

  JNL/Mellon Capital Management Bond Index Fund........        $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%

  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index   $0 to $50 million.......................      .25%
  Fund.................................................        Over $50 million........................      .20%

  JNL/Oppenheimer Global Growth Fund...................        $0 to $350 million......................      .35%
                                                               Next $450 million.......................      .30%
                                                               Over $800 million.......................      .25%

  JNL/Oppenheimer Growth Fund..........................        $0 to $50 million.......................      .45%
                                                               $50 million to $100 million.............      .40%
                                                               $100 million to $250 million............      .35%
                                                               Over $250 million.......................      .30%
  JNL/PIMCO Total Return Bond Fund.....................        all assets..............................      .25%

  JNL/Putnam Equity Fund...............................        $0 to $150 million......................      .475%
                                                               $150 million to $300 million............      .40%
                                                               Over $300 million.......................      .325%

  JNL/Putnam International Equity Fund.................        $0 to $150 million......................      .55%
                                                               $150 million to $300 million............      .50%
                                                               Over $300 million.......................      .45%

  JNL/Putnam Value Equity Fund.........................        $0 to $150 million......................      .475%
                                                               $150 million to $300 million............      .40%
                                                               Over $300 million.......................      .325%

  JNL/Putnam Midcap Growth Fund........................        $0 to $250 million......................      .50%
                                                               Over $250  million......................      .45%

  JNL/Salomon Brothers High Yield Bond Fund............        $0 to $50 million.......................      .35%
                                                               $50 million to $100 million.............      .30%
                                                               Over $100 million.......................      .25%

  JNL/Salomon Brothers Strategic Bond Fund.............        $0 to $50 million.......................      .375%
                                                               $50 million to $150 million.............      .35%
                                                               $150 million to $500 million............      .30%
                                                               Over $500 million.......................      .25%

  JNL/Salomon Brothers U.S. Government & Quality Bond Fund...  $0 to $150 million......................      .225%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .10%


  JNL/Select Balanced Fund.............................        $0 to $200 million......................      .27%
                                                               $200 million to $400 million............      .25%
                                                               Over $400 million.......................      .23%


  JNL/Select Global Growth Fund........................        $0 to $100 million......................      .50%
                                                               $100 million to $450 million............      .40%
                                                                                                             .

                                                               Over $450 million.......................      .35%

  JNL/Select Large Cap Growth Fund.....................        $0 to $100 million......................      .45%
                                                               $100 million to $450 million............      .40%
                                                               Over $450 million.......................      .35%


  JNL/Select Money Market Fund.........................        $0 to $500 million......................      .075%
                                                               Over $500 million.......................      .02%

  JNL/Select Value Fund................................        $0 to $50 million.......................      .40%
                                                               Over $50 million........................      .30%

  JNL/T. Rowe Price Established Growth Fund............        $0 to $20 million.......................      .45%
                                                               $20 million to $50 million..............      .40%
                                                               $50 million to $200 million.............      .40%
                                                               Above $200 million......................      .40%**

  JNL/T. Rowe Price Mid-Cap Growth Fund................        $0 to $20 million.......................      .60%
                                                               $20 million to $50 million..............      .50%
                                                               $50 million to $200 million.............      .50%
                                                               Above $200 million......................      .50%**

  JNL/T. Rowe Price Value Fund.........................        $0 to $50 million.......................      .50%
                                                               Over $50 million........................      .40%


  JNL/S&P Managed Growth Fund*.........................        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%


  JNL/S&P Managed Conservative Fund*...................        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%


  JNL/S&P Managed Moderate Growth Fund*................        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%


  JNL/S&P Managed Moderate Fund*.......................        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%


  JNL/S&P Managed Aggressive Growth Fund*..............        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%


*Assets for these funds are aggregated in calculating the sub-advisory fee.
** When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Fund.

On page 70, under the section entitled "Custodian and Transfer Agent" please delete the second paragraph in its entirety and replace it with the following:


     Mellon Trust of New England, N.A. (formerly, Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108, acts as custodian for all of the Funds except the following Funds, for which the Trust acts as custodian: JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund.

On page 84, the second paragraph of the section entitled "PROXY VOTING FOR SECURITIES HELD BY THE FUNDS" should be deleted in its entirety and replaced with the following:

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-advisers will monitor situations that may result in a conflict of interest between the Funds' shareholders and the sub-advisers, or affiliate of the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.


Please delete PPM America, Inc.'s Proxy Voting Policies and Procedures.

This Supplement is dated October 4, 2004.

(To be used with V3180 Rev. 05/04)


                                                                    V5867 10/04

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

(a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(c)          Not Applicable

(d) (1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe Price-Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

             (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (31) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (32) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (33) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (34) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (35) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (36) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (37) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (38) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (39) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (40) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (41) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (42) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (43) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (44) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (47) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (48) Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (49) Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (50) Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (51) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (52) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC., incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (53) Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (54) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (55) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (56) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon
             October 14, 2003.

             (57) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon
             October 14, 2003.

             (58) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon October 14, 2003.

             (59) Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon October 14, 2003.

             (60) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon October 14, 2003.

             (61) Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission
             February 27, 2004.

             (62) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment
             No. 35 filed with the Securities and Exchange Commission
             February 27, 2004.

             (63) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (64) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1,2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (65) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (66) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (67) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (68) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (69) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (70) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (71) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (72) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (73) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (74) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (75) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers
             Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (76) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (77) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(e) (1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (2) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (10) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

             (11) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission
             October 14, 2003.

             (12) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (13) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (14) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(f)          Not Applicable

(g) (1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

             (2) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (3) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (4) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

             (5) Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (6) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (7) Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (8) Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (9) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Depositand Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (10) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Depositand Trust Company), dated
             May 3, 2004, incorporated by
             reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (11) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Depositand Trust Company), dated
             October 4, 2004, incorporated by
             reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(h) (1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

             (2) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (3) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (5) Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (6) Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (7) Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (8) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (9) Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (10) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (11) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (12) Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (13) Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (14) Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (15) Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (16) Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (17) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (18) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (19) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (20) Amendment to Administration Agreement between
             Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (21) Amendment to Transfer Agency Agreement between
             Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (22) Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (23) Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (24) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (25) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (26) Plan of Reorganization of the JNL Series Trust, dated May 13, 2004, attached hereto.

(i)          Opinion and Consent of Counsel, attached hereto.

(j)          Consent of Auditors, incorporated by
             reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(k)          Not Applicable

(l)          Not Applicable

(m) (1) Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (2) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (3) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (4) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (5) Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (6) Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (7) Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (8) Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(n) (1) Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (2) Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's
             Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (3) Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (3) Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(o)          Not Applicable

(p) (1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (4) Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (6) Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (7) Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (11) Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (14) OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (15) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (16) AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (17) Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

             (18) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (19) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (20) OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (21) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (22) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (23) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

             (24) Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (25) PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (26) Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (27) Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (28) Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (29) Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (30) Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (31) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (32) Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (33) Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (34) T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

Item 24. Persons controlled by or under Common Control with Registrant.

         Jackson National Separate Account - I
         Jackson National Separate Account III
         Jackson National Separate Account IV
         Jackson National Separate Account V
         JNLNY Separate Account I
         JNLNY Separate Account II
         JNLNY Separate Account IV

Item 25. Indemnification.

         Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

         Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant, and by separate agreement Jackson National Life Insurance Company has agreed to indemnify trustees of the Registrant who are not interested persons of the Registrant or its investment adviser.

Item 26. Business and Other Connections of Investment Adviser.

         Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Frauenheim, Meyer, Fritts, McLellan, D'Annunzio, Bouchard and Nerud, and Ms. Engler and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAMLLC:

Name                Address                 Principal Occupation

Robert A. Fritts    1 Corporate Way         Managing Board Member
                    Lansing, MI 48951       (11/03 to Present)

Thomas J. Meyer     1 Corporate Way         Managing Board Member
                    Lansing, MI 48951       (11/03 to Present)

Andrew B. Hopping   1 Corporate Way         President, Managing Board Member
                    Lansing, MI 48951       (1/01 to Present)

Mark D. Nerud       1 Corporate Way         Chief Financial Officer
                    Lansing, MI 48951       (1/01 to Present)

Susan S. Rhee       1 Corporate Way         Secretary
                    Lansing, MI 48951       (1/01 to Present)

AIM Capital Management, Inc., Alliance Capital Management L.P., Eagle Asset Management, Inc., Fidelity Management & Research Company, Fred Alger Management, Inc., Janus Capital Corporation, J.P. Morgan Investment Management Inc., Lazard Asset Management, Mellon Capital Management Corporation, OppenheimerFunds, Inc., Pacific Investment Management Company, PPM America, Inc., Putnam Investment Management, Inc., Salomon Brothers Asset Management Inc, Salomon Brothers Asset Management Limited, Standard & Poor's Investment Advisory Services, Inc., T. Rowe Price Associates, Inc., and Wellington Management Company, LLP, the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:


                                                                  File No.
    AIM Capital Management, Inc.                                 801-15211
    Alliance Capital Management L.P.                             801-32361
    Eagle Asset Management, Inc.                                 801-21343
    Fidelity Management & Research Company                       801-07884
    Fred Alger Management, Inc.                                  801-06709
    J.P. Morgan Investment Management Inc.                       801-21011
    Lazard Asset Management                                      801-6568
    Mellon Capital Management Corporation                        801-19785
    OppenheimerFunds, Inc.                                       801-8253
    Pacific Investment Management Company                        801-48187
    PPM America, Inc.                                            801-40783
    Putnam Investment Management, Inc.                           801-7974
    Salomon Brothers Asset Management Inc                        801-32046
    Standard & Poor's Investment Advisory Services, Inc.         801-51431
    Salomon Brothers Asset Management Limited                    801-43335
    T. Rowe Price Associates, Inc.                               801-856
    Wellington Management Company llp                            801-15908


Item 27. Principal Underwriters.

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Registrant. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II and the JNLNY Separate Account IV.

(b)          Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                       Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed Annuities Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Market Planning and
8055 E. Tufts Avenue               Analysis
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Doug Campbell                      Senior Vice President and National Sales
8055 E. Tufts Avenue               Director
Suite 1100
Denver, CO 80237

Maura Collins                      Vice Presdent - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Robert DeChellis                   Executive Vice President - National Sales
8055 E. Tufts Avenue               Manager
Suite 1000
Denver, CO 80237

Anthony L. Dowling                 Assistant Vice President and
8055 E. Tufts Avenue               Chief Compliance Officer
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Steve Goldberg                     Vice President - Guaranteed Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Luis Gomez                         Vice President - Creative Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                      Senior Vice President - Marketing
8055 E. Tufts Avenue               and Corporate Communications
Suite 1100
Denver, CO 80237

Steve Kluever                      Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

David R. Lilien                    Senior Vice President - National Sales
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Senior Vice President - Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Michael Nicola                     Senior Vice President - Strategic
8055 E. Tufts Avenue               Relationships
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Marilynn Scherer                   Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Project Management/
8055 E. Tufts Avenue               Business Solutions
Suite 1100
Denver, CO 80237

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Vice President - Variable Annuity Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Copywriting Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Item 28. Location of Accounts and Records

         Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 21. Management Services.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 8th day of September, 2004.

                  JNL SERIES TRUST


             By:  /s/ Robert A. Fritts   *
                  --------------------------------------------------
                  Robert A. Fritts
                  President, CEO and Trustee

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert A. Fritts *                                         September 8, 2004
----------------------                                         -----------------
Robert A. Fritts
President, Chief Executive Officer & Trustee

/s/ Joseph Frauenheim *                                        September 8, 2004
-----------------------                                        ----------------
Joseph Frauenheim
Trustee

/s/ Richard McLellan *                                         September 8, 2004
------------------------                                       ----------------
Richard McLellan
Trustee

/s/ Dominic D'Annunzio *                                       September 8, 2004
-------------------------                                      ----------------
Dominic D'Annunzio
Trustee

/s/ Michelle Engler *                                          September 8, 2004
-------------------------                                      ----------------
Michelle Engler
Trustee

/s/ Michael Bouchard *                                         September 8, 2004
-------------------------                                      ----------------
Michelle Engler
Trustee

/s/ Mark D. Nerud *                                            September 8, 2004
-------------------------                                      ----------------
Mark D. Nerud
Vice President, Chief Financial Officer
and Treasurer




* By Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/s/ Michael Bouchard                                           February 12, 2004
--------------------                                           ---------------
Michael Bouchard                                               Date

/s/ Dominic D'Annunzio                                         February 12, 2004
---------------------                                          ---------------
Dominic D'Annunzio                                             Date

/s/ Michelle Engler                                            February 12, 2004
---------------------                                          ---------------
Michelle Engler                                                Date

/s/ Joseph Frauenheim                                          February 12, 2004
---------------------                                          ---------------
Joseph Frauenheim                                              Date

/s/ Robert A. Fritts                                           February 12, 2004
--------------------                                           ---------------
Robert A. Fritts                                               Date

/s/ Richard McLellan                                           February 12, 2004
---------------------                                          ---------------
Richard McLellan                                               Date

/s/ Mark D. Nerud                                              February 12, 2004
---------------------                                          ---------------
Mark D. Nerud                                                  Date

                                  EXHIBIT LIST

Item 23.          Exhibits

(h) (26) Plan of Reorganization of the JNL Series Trust, dated May 13, 2004, attached hereto as EX-99.23(h)(26).

(i)          Opinion and Consent of Counsel, attached hereto as EX-99.23(i).